As filed with the Securities and Exchange Commission on January 22, 2002.

                                                      File No. 33-11444

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

   Pre-Effective Amendment No.  ______

   Post-Effective Amendment No. ______


                     FRANKLIN INVESTORS SECURITIES TRUST
                     -----------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                (Registrant's Area Code and Telephone Number)


                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY SAN MATEO, CA 94403-1906
                ---------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on February 21, 2002, pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest with a par value of $.01 per share, of Franklin Total Return Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A


                                  FTI BOND FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for March 22, 2002 at [ ] p.m. Eastern time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                     This page intentionally left blank.

                                  FTI BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of FTI Bond Fund ("FTI Fund," or the "Fund"), which is a series of FTI Funds ("FTI Trust"). The Meeting is scheduled for March 22, 2002 at [ ] p.m. Eastern time at [600 Fifth Avenue, New York, NY 10020]. The accompanying materials describe an important proposal that may affect the future of FTI Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of FTI Fund being exchanged for those of a fund called Franklin Total Return Fund ("Franklin Fund"), a series of the Franklin Investors Securities Trust ("Franklin Trust"). If the shareholders of your Fund approve the proposal, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. You will no longer be a shareholder of FTI Fund, and you will instead be a shareholder of Franklin Fund. FTI Fund will no longer exist after the reorganization is completed. You will be able to buy shares of Franklin Fund without a sales charge.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because of: a) the compatibility of the investment policies of FTI Fund and Franklin Fund; b) Franklin Fund's lower fees and expenses; and c) Franklin Fund's historically better performance. Also, the greater asset size of the combined Funds is expected to benefit the shareholders of FTI Fund through economies of scale which may continue to result in lower annual expense ratios and a more stable base for asset management. FTI Fund shareholders may also benefit from the ability to exchange their shares of Franklin Fund for other Franklin Templeton Funds. Franklin Advisers, Inc ("Advisers") manages Franklin Fund. Fiduciary International, Inc. ("Fiduciary International") manages FTI Fund. Franklin Fund has investment goals and investment policies that are similar to those of FTI Fund.

   Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

o  Sign and return your card promptly.

o  You may also vote by telephone or over the Internet.

o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                                      Sincerely,



                                                      [           ]
                                                      [President]

                     This page intentionally left blank.

                                  FTI BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                   NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                          TO BE HELD ON MARCH 22, 2002

To the Shareholders of FTI Bond Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting ("Meeting") of FTI Bond Fund ("FTI Fund"), a series of FTI Funds ("FTI Trust"), will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between FTI Trust on behalf of FTI Fund and Franklin Investors Securities Trust ("Franklin Trust") on behalf of Franklin Total Return Fund ("Franklin Fund") that provides for (i) the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund,
(ii) the distribution of such shares to the shareholders of FTI Fund, and (iii) the complete liquidation and dissolution of FTI Fund. Shareholders of FTI Fund will receive Advisor Class shares of Franklin Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholder shares in FTI Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      The Plan in the attached Prospectus/Proxy Statement describes the transaction more completely. A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

      Shareholders of record as of the close of business on February 15, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                          By Order of the Board of Trustees,



                                          [           ]
                                          [Secretary]
San Mateo, California
February [  ], 2002

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FTI TRUST AT ANY TIME THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.

                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                         PAGE

COVER PAGE                                                              Cover

SUMMARY
      What proposal am I voting on? How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
      How do the investment goals and policies of the Funds compare? What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each of the Funds and what might they be after the Transaction?
      How do the performance records of the Funds compare?
      Where can I find more financial information about the Funds? What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION How will the Transaction be carried out? Who will pay the expenses of the Transaction? What are the tax consequences of the Transaction? What should I know about the shares of Franklin Fund? What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
      Are there any significant differences between the investment goals and strategies of the Funds? How do the fundamental investment restrictions of the Funds differ? What are the risk factors associated with investments in the Funds?

      TABLE OF CONTENTS (CONTINUED)
                                                                           PAGE
VOTING INFORMATION
      How many votes are necessary to approve the Plan?
      How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting?
      Who is entitled to vote?
      What other solicitations will be made?
      Are there dissenters' rights?

INFORMATION ABOUT FRANKLIN FUND

INFORMATION ABOUT FTI FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FTI FUNDS ON BEHALF OF FTI BOND FUND AND FRANKLIN INVESTORS SECURITIES TRUST ON BEHALF OF FRANKLIN TOTAL RETURN FUND A-1

EXHIBIT B - PROSPECTUS OF FRANKLIN TOTAL RETURN FUND -
ADVISOR CLASS DATED MARCH 1, 2001 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN
TOTAL RETURN FUND DATED OCTOBER 31, 2001 (ENCLOSED)


                     This page intentionally left blank.

                         PROSPECTUS AND PROXY STATEMENT
                             DATED [FEBRUARY ], 2002
                          ACQUISITION OF THE ASSETS OF
                                  FTI BOND FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                           FRANKLIN TOTAL RETURN FUND
              (A SERIES OF FRANKLIN INVESTORS SECURITIES TRUST)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

   This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of FTI Bond Fund ("FTI Fund," or the "Fund"), which is a series of the FTI Funds ("FTI Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of FTI Fund vote to approve the Plan, substantially all of the assets of FTI Fund will be acquired by, and in exchange for, shares of Franklin Total Return Fund ("Franklin Fund"), a series of Franklin Investors Securities Trust ("Franklin Trust").

   The Meeting will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Board of Trustees of FTI Trust on behalf of FTI Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February [ ], 2002.

   If FTI Fund shareholders vote to approve the Plan, you will receive shares of Franklin Fund equal in value to your investment in FTI Fund. FTI Fund will then be liquidated and dissolved.

   Both FTI Fund and Franklin Fund invest primarily in debt securities. The investment goals of FTI Fund and Franklin Fund are similar, but not identical. Franklin Fund's investment goal is to provide high current income, consistent with preservation of capital. Its secondary goal is capital appreciation over the long term. FTI Fund's investment goal is total return with emphasis on income. Fiduciary International, Inc. ("Fiduciary International") serves as investment adviser to FTI Fund. Franklin Advisers, Inc. ("Advisers") serves as investment adviser to Franklin Fund.

   This Prospectus/Proxy Statement gives the information about the proposed reorganization and Franklin Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Franklin Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

o The Prospectus of Franklin Fund - Advisor Class dated March 1, 2001 (the "Franklin Fund Advisor Class Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

o The Annual Report to Shareholders of Franklin Fund dated October 31, 2001, which contains financial and performance information for Franklin Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information dated February [ ], 2002 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund or FTI TrusT at P.O. Box 997151, Sacramento, CA 95899-9983.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Franklin Fund Advisor Class Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Franklin Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on January 16, 2002, the Board of Trustees of FTI Trust on behalf of FTI Fund considered a proposal to merge FTI Fund into Franklin Fund, approved the Plan and voted to recommend that shareholders of FTI Fund vote to approve the Plan. If shareholders of FTI Fund vote to approve the Plan, it will result in the transfer of substantially all of FTI Fund's assets to Franklin Fund, in exchange for shares of Franklin Fund of equal value. The shares of Franklin Fund will then be distributed to FTI Fund shareholders and FTI Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of FTI Fund and will become a shareholder of Franklin Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your shares of FTI Fund will be exchanged for shares of Franklin Fund of equal value.

      Advisers manages Franklin Fund. It has an investment goal and policies that are similar, but not identical, to those of FTI Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of FTI Trust, on behalf of FTI Fund, has determined that the Transaction is in the best interests of the shareholders of FTI Fund. The Board of Trustees of both FTI Trust and Franklin Trust also concluded that no dilution in value would result to the shareholders of FTI Fund or Franklin Fund as a result of the Transaction.

                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares at the close of business on February 15, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each dollar (and a fractional vote for each fractional dollar thereof) of net asset value (computed as the number of shares owned times the net asset value per share) of shares. Approval of the Transaction requires the affirmative vote of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Affirmative Majority Vote").

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    Both FTI Fund and Franklin Fund invest primarily in debt securities. FTI Fund and Franklin Fund's investment goals are similar, but not identical. The investment goal of Franklin Fund is to provide high current income, consistent with preservation of capital. Its secondary goal is capital appreciation over the long term. FTI Fund's investment goal is total return with emphasis on income. Although both FTI Fund and Franklin Fund (the "Funds") focus on investments in investment grade debt securities, there are differences in the strategies pursued by each Fund.

    The main differences between the strategies of FTI Fund and Franklin Fund are: (i) FTI Fund normally invests at least 80% of its assets in investment grade fixed income securities, while Franklin Fund invests at least 85% of its assets in investment grade debt securities and financial futures contacts (or options on such contracts) on U.S. Treasury Securities; (ii) FTI Fund can invest up to 30% of its assets in foreign securities, while Franklin Fund limits its foreign investments to 10% of total assets and (iii) FTI Fund may invest up to 20% of its assets in securities rated below investment grade but no lower than B, while Franklin Fund may invest only up to 15% of its total assets in non-investment grade securities rated no lower than B.

    For more information about the investment goals and policies of FTI Fund and Franklin Fund, please see the section "Comparison of Investment Goals and Policies."


WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Franklin Fund and FTI Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in fixed-income securities.

      The risks associated with an investment in each Fund are similar and include interest rate, income, credit, mortgage securities and foreign securities. Franklin Fund may invest up to 10% of its total assets in foreign securities. FTI Fund may invest up to 30% of its assets in securities of foreign issuers, provided that they are denominated in U.S. dollars.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of FTI Trust (in the case of FTI Fund) and the Board of Trustees of Franklin Trust (in the case of Franklin Fund). Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Franklin Trust was organized as a Massachusetts business trust on December 22, 1986 and is registered with the SEC. FTI Trust was organized as a Massachusetts business trust on October 18, 1995 and also is registered with the SEC.

    Fiduciary International is the investment manager of FTI Fund. Advisers manages the assets for Franklin Fund. Fiduciary International is an indirect, wholly owned subsidiary of Resources and Advisers is a wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Fiduciary International, Advisers and their respective affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 162 U.S.-based funds or series. They have over $261 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.



The team responsible for Franklin Fund's day-to day management is:

ROGER BAYSTON CFA, SENIOR VICE PRESIDENT OF ADVISERS Mr. Bayston has been a manager of Franklin Fund since 1991. He joined Franklin Templeton Investments in 1991.

DR. UMRAN DEMIRORS, PORTFOLIO MANAGER OF ADVISERS Dr. Demirors has been a manager of Franklin Fund since July, 2001. He joined Franklin Templeton Investments in 1996.

CHRISTOPHER J. MOLUMPHY CFA, EXECUTIVE VICE PRESIDENT OF ADVISERS Mr. Molumphy has been a manager of Franklin Fund since its inception. He joined Franklin Templeton Investments in 1988.

DAVID YUEN CFA, SENIOR VICE PRESIDENT OF ADVISERS Mr. Yuen has been a manager of Franklin Fund since 2000. He joined Franklin Templeton Investments in 2000.

The team responsible for FTI Fund's day-to day management is:

MICHAEL ROHWETTER, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST COMPANY INTERNATIONAL Mr. Rohwetter has been a manager of FTI Fund since its inception. He joined Fiduciary Trust Company International in 1983.

MICHAEL MATERASSO, SENIOR VICE PRESIDENT OF FIDUCIARY TRUST COMPANY INTERNATIONAL Mr. Materasso has been a manager of FTI Fund since its inception. He joined Fiduciary Trust Company International in 1988.

    Franklin Fund has a management agreement with Advisers under which Advisers receives a management fee based on the schedule below:

---------------------------------------------------------------
ANNUAL RATE       NET ASSETS
---------------------------------------------------------------
0.425%            First $500 million
0.325%            Over $500 million-1.0 billion
0.280%            Over $1.0-1.5 billion
0.235%            Over $1.5-6.5 billion
0.215%            Over $6.5-11.5 billion
0.200%            Over $11.5-16.5 billion
0.190%            Over $16.5-19.0 billion
0.180%            Over $19.0-21.5 billion
0.170%            Over $21.5 billion
---------------------------------------------------------------

    FTI Fund has a management agreement with Fiduciary International under which Fiduciary International receives a management fee based on the schedule below:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.500%            All assets
---------------------------------------------------------------


    Franklin Fund also pays a separate administration fee to FT Services equal to:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.200%            All assets
---------------------------------------------------------------

    FTI Trust pays a separate administration fee to FT Services equal to:

---------------------------------------------------------------
ANNUAL RATE       AVERAGE DAILY NET ASSETS
---------------------------------------------------------------
0.200%            All assets
---------------------------------------------------------------


WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended October 31, 2001.

                                  FEE TABLE FOR
                           FTI FUND AND FRANKLIN FUND

                                                    ACTUAL+                  PROJECTED++
                                                  --------------------------------------
                                                                                              FRANKLIN
                                                                                                 FUND-
                                                                         FRANKLIN            ADVISOR CLASS
                                                         FUND-             FUND                  AFTER
                                                         FTI              ADVISOR             TRANSACTION
                                                         FUND             CLASS
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge
 (as a percentage of Offering Price)                    None               None                   None
   Paid at time of purchase                             None               None                   None
   Paid at time of redemption                           None               None                   None
 Exchange Fee (per transaction)                         None               None                   None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                       0.50%       0.43%/3          0.43%
 Distribution and service (12b-1) Fees                 None/1         None           None
 Other Expenses                                        0.30/2        0.35%          0.31%
                                                 ----------------------------------------
 Total Annual Fund Operating Expenses                  0.80%/2      0.78%/3         0.74%
                                                 ----------------------------------------
 Management Fee Reduction                              0.00%       -0.04%3         -0.02%
                                                 ----------------------------------------
 Net Annual Fund Operating Expenses                    0.80%2      0.74%/3          0.72%
                                                 ----------------------------------------


+ Information for FTI Fund is provided for the 12 month period ended October 31, 2001. Information for Franklin Fund is provided for its fiscal year ended October 31, 2001.
++ Projected expenses based on current and anticipated Franklin Fund expenses. * If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. FTI Fund did not pay or accrue the distribution and service (12b-1) fee during the fiscal year ended November 30, 2001. FTI Fund has no present intention of paying or accruing the distribution and service (12b-1) fee during the fiscal year ending November 30, 2002.
2. For the period ended October 31, 2001, FTI Fund's manager agreed to assume as its own certain operating expenses otherwise payable by the Fund. With this reduction, other expenses of the Fund equaled 0.25% and total operating expenses of the Fund equaled 0.75%.
3. For the period ended October 31, 2001, Franklin Fund's manager and administrator agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. The manager, also, agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. With this reduction, management fees were 0.10%, other expenses of the Fund were 0.15% and net annual Fund operating expenses were 0.25%. For the fiscal year ending October 31, 2002, the manager and administrator have agreed to assume as their own expenses certain expenses otherwise payable by the Fund. With this reduction management fees and total annual Fund operating expenses will be 0.43%.

EXAMPLE

      This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                      ------       -------      -------      --------
FTI Fund                                $82          $255         $444         $990
Franklin Fund - Advisor Class
                                        $76          $237         $411         $918
Projected Franklin Fund - Advisor
Class (after                            $74          $230         $401         $894
transaction)


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of December 31, 2001, is shown below:

      AVERAGE ANNUAL TOTAL RETURNS

      -----------------------------------------------------------------------
                              INCEPTION                            SINCE
                              ---------                            -----
                                 DATE       1 YEAR    2 YEARS    INCEPTION/1
                                 ----       ------    -------    ----------
      -----------------------------------------------------------------------
      FTI Fund              12/11/98         [ ]%       [ ]%        [ ]%
      -----------------------------------------------------------------------
      Franklin              8/3/98
      Fund-Advisor Class                     [ ]%       [ ]%        [ ]%
      -----------------------------------------------------------------------

1. The average annual total returns listed are based on the inception dates for the FTI Fund and Franklin Fund, respectively. These dates are different, as noted in the table.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Franklin Fund Advisor Class Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Franklin Fund. The Annual Report to Shareholders of Franklin Fund also has discussions of Franklin Fund's performance during the fiscal year ended October 31, 2001.

      The FTI Fund Prospectus, as well as the Annual Report to Shareholders for FTI Fund, contain more financial information about FTI Fund. These documents are available free of charge upon request (see the section "Information About FTI Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      CUSTODY SERVICES. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of Franklin Fund. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of FTI Fund.

The Funds use the same service providers for the following services:

      TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for FTI Fund and Franklin Fund.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Franklin Fund and FTI Fund under the same terms and conditions.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Advisor Class of Franklin Fund has not adopted a Rule 12b-1 plan. FTI Trust has adopted a Rule 12b-1 plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of FTI Fund shares. FTI Trust has no present intention to activate the Rule 12b-1 plan and Distributors has no present intention to collect any fees pursuant to the Plan. If FTI Trust were to activate the Rule 12b-1 plan, it would be permitted to pay up to 0.25% of the average net assets of FTI Fund as a distribution fee to Distributors. Because 12b-1 fees would be paid out of FTI Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

      For more information regarding Franklin Fund's distribution expenses, please see "The Underwriter" in its current SAI dated March 1, 2001.

    PURCHASES AND REDEMPTIONS. FTI Fund and Advisor Class shares of Franklin Fund do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of Franklin Fund also may be exchanged at NAV for shares of many of the other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of Franklin Fund and FTI Fund may be redeemed at NAV.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Franklin Fund and FTI Fund are outlined in the Franklin Fund Advisor Class Prospectus under the heading "Your Account," and FTI Trust Prospectus beginning with the section "How to Purchase Shares," respectively. The accompanying Franklin Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

DIVIDENDS AND DISTRIBUTIONS. Franklin Fund typically declares income dividends each day that its NAV is calculated and pays them monthly. FTI Fund also declares any dividends daily and pays them monthly to shareholders. Each Fund pays capital gains, if any, at least annually to its shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions. Neither FTI Fund nor Franklin Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in Franklin Fund, see the attached Franklin Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in FTI Fund, see the FTI Fund Prospectus under the heading "Account and Share Information-Tax Information."

                           REASONS FOR THE TRANSACTION

      The Board of Trustees of FTI Trust ("FTI Board") on behalf of FTI Fund has recommended the acquisition of substantially all of the assets of FTI Fund by Franklin Fund in exchange for shares of Franklin Fund and the distribution of such shares to the shareholders of FTI Fund in complete liquidation and dissolution of FTI Fund (the "Transaction") in order to combine FTI Fund with a fund that has similar goals and investment policies.

      Meetings of the FTI Board were held on September 12, 2001, November 14, 2001, and January 16, 2002 to consider the proposed Transaction. In addition, the independent Trustees held a separate meeting to consider this matter. The independent Trustees and the FTI Board have been advised on this matter by independent counsel to the Fund.

      The FTI Board requested and received from Advisers written materials containing relevant information about Franklin Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The FTI Board considered the potential benefits and costs of the Transaction to shareholders of FTI Fund. The FTI Board reviewed detailed information about: (1) the investment objectives and policies of Franklin Fund,
(2) the portfolio management of Franklin Fund, (3) the financial and organizational strength of Advisers, (4) the comparability of the investment goals, policies, restrictions and investments of FTI Fund with those of Franklin Fund, (5) the comparative short-term and long-term investment performance of Franklin Fund and FTI Fund, (6) the current expense ratios of Franklin Fund and FTI Fund, (7) the expenses related to the transactions, (8) the tax consequences of the Transaction, and (9) the general characteristics of investors in FTI Fund.

      The FTI Board also considered that: (a) the investment advisory fee for Franklin Fund was significantly lower than such fee for FTI Fund; (b) the expenses for shareholders in the combined fund will be significantly lower even taking into account waivers of fees and assumption of expenses by Fiduciary International; (c) Franklin Fund had significantly better performance over the most recent one, two, and three-year periods; (d) based on FTI Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Fiduciary International);
(e) FTI Fund shareholders would have the ability to invest current account assets in additional investment options, without a sales charge, through the exchange privilege into other Franklin Templeton Funds; (f) FTI Fund shareholders would have the ability in the future to purchase additional shares of many of the Franklin Templeton Funds without a sales charge; and (g) Franklin Fund offers more frequent shareholder reporting.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the FTI Board, including all of the Trustees who are not interested persons of FTI Fund, concluded that the Transaction is in the best interests of the shareholders of FTI Fund and that no dilution of value would result to the shareholders of FTI Fund from the Transaction. It approved the Plan on January 16, 2002 and recommended that shareholders of FTI Fund vote to approve the Transaction.

      The Board of Trustees of Franklin Trust, on behalf of Franklin Fund, also concluded that the Transaction is in the best interests of the shareholders of Franklin Fund and that no dilution of value would result to the shareholders of Franklin Fund from the Transaction.

      FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of FTI Fund approve the Plan, the Transaction will take place after various conditions are satisfied by FTI Trust, on behalf of FTI Fund, and by Franklin Trust, on behalf of Franklin Fund, including the preparation of certain documents. FTI Trust and Franklin Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of FTI Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of FTI Fund approve the Plan at the Meeting, shares of FTI Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of FTI Fund approve the Plan, FTI Fund will transfer substantially all of its assets on the closing date, which is scheduled for March 28, 2002 or such other later date as FTI Trust and Franklin Trust may agree, to Franklin Fund. In exchange, Franklin Trust will issue shares of Franklin Fund that have a value equal to the dollar value of the assets delivered to Franklin Fund. FTI Trust will distribute the Franklin Fund shares it receives to the shareholders of FTI Fund. Each shareholder of FTI Fund will receive a number of Franklin Fund shares with an aggregate net asset value equal to the aggregate net asset value of his or her shares of FTI Fund. The stock transfer books of FTI Fund will be permanently closed as of 4:00 p.m. Eastern time on the closing date. FTI Fund will only accept requests for redemptions received in proper form before 4:00 p.m. Eastern time on the closing date. Requests received after that time will be considered requests to redeem shares of Franklin Fund. As soon as is reasonably practicable after the transfer of its assets, FTI Fund will pay or make provision for payment of all its liabilities. FTI Fund will then terminate its existence as a separate series of FTI Trust.

      To the extent permitted by law, FTI Trust and Franklin Trust may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of FTI Trust and Franklin Trust has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of FTI Trust and Franklin Trust under the Plan with respect to FTI Fund or Franklin Fund are subject to various conditions, including:

o Franklin Trust's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

o        the shareholders of FTI Fund shall have approved the Transaction;

o FTI Trust and Franklin Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for FTI Fund, Franklin Fund or their shareholders; and

o the issuance of an order from the SEC, for which an application has been filed with the SEC and the parties believe will be issued, that the Transaction is exempt from Section 17(a) of the 1940 Act, which prohibits an affiliated person of a mutual fund, or any affiliated person of such person acting as principal, knowingly to sell any security or other property to the mutual fund or to purchase from the mutual fund any security or other property.

      If FTI Trust and Franklin Trust agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of FTI Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of filing an exemptive order application with the SEC and the proxy solicitation, are estimated to be $37,020, of which [FTI Fund will pay $9,201].

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Fund, that shareholders of FTI Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of FTI Fund for shares of Franklin Fund and that neither Franklin Fund nor its shareholders will recognize any gain or loss upon Franklin Fund's receipt of the assets of FTI Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF FRANKLIN FUND?

      Advisor Class Shares of Franklin Fund will be distributed to shareholders of FTI Fund and generally will have the same legal characteristics as the shares of FTI Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Franklin Fund is a series of Franklin Trust and FTI Fund is a series of FTI Trust. FTI Trust is organized as a Massachusetts business trust. Franklin Trust also is organized as a Massachusetts business trust. Former shareholders of FTI Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Franklin Fund until FTI Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of December 31, 2001, the capitalization of FTI Fund and Franklin Fund. The table also shows the projected capitalization of Franklin Fund as adjusted to give effect to the proposed Transaction. The capitalization of Franklin Fund and its classes is likely to be different when the Transaction is consummated.


                                                                                                FRANKLIN
                                       FTI                                                 FUND - PROJECTED
                                      FUND                   FRANKLIN FUND                  AFTER TRANSACTION
                                   (UNAUDITED)                (UNAUDITED)                     (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
NET ASSETS
Class A                                                      $ 71,033,436.50              $ 71,033,436.50
FTI Fund Class/
Franklin Fund-Advisor Class*    $ 124,472,528.80             $ 22,856,079.42              $ 147,328,608.22
NET ASSET VALUE PER SHARE
Class A                                                      $ 9.70                       $ 9.70
FTI Fund Class/
Franklin Fund-Advisor Class*      9.55                        $ 9.71                       $ 9.71
SHARES OUTSTANDING
Class A                                                      7,324,641.459                7,324,641.459
FTI Fund Class/
Franklin Fund-Advisor Class*      13,031,168.93              2,353,663.830                15,172,667.826


*FTI Fund only offers one class of shares. Franklin Fund has five classes of shares, including Advisor Class. As of December 31, 2001, Franklin Fund offered two classes of shares.

                 COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment policies of FTI Fund and Franklin Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Franklin Fund's investment policies and risks, you should read the Franklin Fund Advisor Class Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

      There are several important differences between the Funds.

      The investment goal of Franklin Fund is to provide high current income, consistent with preservation of capital. Its secondary goal is capital appreciation over the long term. FTI Fund's investment goal is total return with emphasis on income. Although each of these Funds focuses on investments of investment grade debt securities, there are differences in the strategies pursued by Franklin Fund and FTI Fund.

      Franklin Fund seeks to achieve its investment goal by investing at least 85% of its assets in investment grade debt securities and financial futures contracts, or options on such contracts, on U.S. Treasury securities. Franklin Fund focuses on government and corporate debt securities, fixed and adjustable-rate mortgage securities and asset-backed securities. Franklin Fund generally invests in investment grade securities or in unrated securities Advisers determines to be of comparable quality. The Fund may invest up to 15% of total assets in non-investment grade debt securities, but will not invest in securities rated lower than B by S&P or Moody's. In choosing investments, Advisers selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. Advisers evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation. The Fund currently intends to limit its investments in foreign securities to 10% or less of its total assets.

      FTI Fund seeks to achieve its investment goal by investing in fixed income securities (including corporate, government and mortgage-backed securities) so that at least 80% of its assets are invested in investment grade securities or unrated securities deemed by Fiduciary International to be of comparable quality to investment grade securities. In selecting securities for FTI Fund, Fiduciary International evaluates the impact of economic and political trends and market risks. Up to 30% of FTI Fund's assets may be invested in securities of foreign issuers, provided that the securities are denominated in U.S. dollars. In order to control risks, Fiduciary International manages domestic bond and foreign markets as distinct asset classes. No more than 20% of FTI Fund's assets may be invested in securities rated as low as B.

      The main differences between the strategies of FTI Fund and Franklin Fund are: (i) FTI Fund normally invests at least 80% of its assets in investment grade fixed income securities, while Franklin Fund invests at least 85% of its assets in investment grade debt securities and financial futures contacts (or options on such contracts) on U.S. Treasury Securities; (ii) FTI Fund can invest up to 30% of its assets in foreign securities, while Franklin Fund limits its foreign investments to 10% of total assets and (iii) FTI Fund may invest up to 20% of its assets in securities rated below investment grade but no lower than B, while Franklin Fund may invest only up to 15% of its total assets in non-investment grade debt securities rated no lower than B.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed by FTI Fund or Franklin Fund without the approval of an Affirmative Majority Vote of the applicable Fund's shareholders. Set forth below is a description of the differences between the Funds' fundamental investment policies or restrictions.

      BORROWING FTI Fund may borrow money, directly or indirectly, to the maximum extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff and any exemptive order or similar relief granted to FTI Fund (collectively, the "1940 Act Laws, Interpretations and Exemptions"). FTI Fund has a non-fundamental policy (which means it may be changed by the Board of Trustees without the approval of shareholders) that restricts the Fund from borrowing money in excess of 5% of the value of its net assets.

      Franklin Fund is restricted from borrowing money, except that it may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed).

      SENIOR SECURITIES FTI Fund may issue senior securities to the maximum extent permitted by the 1940 Act Laws, Interpretations and Exemptions. FTI Fund has a non-fundamental policy that restricts short sales of securities.

      Franklin Fund is restricted from issuing securities senior to its presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit Franklin Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures contracts, forward contracts or repurchase transactions.

      COMMODITIES Neither Fund may purchase or sell physical commodities, except FTI Fund may purchase securities of companies that deal in commodities, financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash. Franklin Fund may purchase and sell currencies, and may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      REAL ESTATE The Funds may not purchase or sell real estate, provided that this restriction does not prevent FTI Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. FTI Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      Franklin Fund only may purchase or sell securities of real estate investment trusts.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      INTEREST RATE Each Fund focuses on investments in debt securities. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. However, market factors, such as the demand for particular debt securities, may cause the price of certain debt securities to fall while the prices of other securities rise or remain unchanged.

      In general, securities with longer maturities are more sensitive to these price changes. Increases in interest rates may also have a negative affect on the types of companies in which either Fund invests because these companies may find it more difficult to obtain credit to expand, or may have more difficulty meeting interest payments.

      INCOME Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

      CREDIT An issuer of a security, or the borrower on the underlying mortgage or debt obligation, may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

      LOWER-RATED SECURITIES. Each Fund may invest in lower-rated securities. Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

      Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and a Fund could lose its entire investment.

      The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

      High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit either Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

      MORTGAGE SECURITIES Each Fund may invest in securities backed by mortgages. Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. A Fund may receive unscheduled prepayments of principal before the security's maturity date due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To FTI Fund or Franklin Fund, this means a loss of anticipated interest and a portion of its principal investment represented by any premium a Fund may have paid. Mortgage prepayments generally increase when interest rates fall.

      Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and a Fund's share price to fall and would make the mortgage securities more sensitive to interest rate changes.

      ASSET-BACKED SECURITIES Franklin Fund may invest in asset-based securities. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

      FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

      DERIVATIVE SECURITIES Franklin Fund may invest in financial futures contracts, or options on such contracts, on U.S. Treasury securities. Futures and options contracts are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. Franklin Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. Some derivatives are particularly sensitive to changes in interest rates.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      An Affirmative Majority Vote of the shareholders entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of FTI Fund held at the close of business on February 15, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and FTI Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

            o By mail, with the enclosed proxy card.

            o In person at the Meeting.

            o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to FTI Trust expressly revoking your proxy, by signing and forwarding to FTI Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of FTI Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.



WHO IS ENTITLED TO VOTE?

      Shareholders of record of FTI Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of FTI Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

      FTI Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FTI Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of FTI Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be shared [one-quarter by FTI Fund, one-quarter by Franklin Fund, one-quarter by Fiduciary International, and one-quarter by Advisers.]

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of FTI Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Franklin Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                         INFORMATION ABOUT FRANKLIN FUND

      Information about Franklin Fund is included in the Franklin Fund Advisor Class Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Franklin Fund is included in its Advisor Class SAI dated March 1, 2001, which is incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Franklin Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Franklin Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

      Franklin Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                             INFORMATION ABOUT FTI FUND

      Information about FTI Fund is included in the current FTI Fund Prospectus, as well as the FTI Fund SAI dated March 31, 2001, and in FTI Trust's Annual Report to Shareholders dated November 30, 2001. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to FTI Fund by calling 1-800/DIAL BEN(R) or by writing to FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by FTI Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of FTI Trust, as a group, owned of record and beneficially [[ ]% of FTI Fund] [less than 1% of the outstanding voting shares of FTI Fund. In addition, as of the Record Date, the officers and trustees of Franklin Trust, as a group, owned of record and beneficially [[ ]% of Franklin Fund - Advisor Class][less than 1% of the outstanding voting shares of Franklin Fund - Advisor Class] [and less than 1% of the outstanding voting shares of Franklin Fund's other classes]. From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Franklin Fund or FTI Fund.


NAME AND ADDRESS                          SHARE CLASS       PERCENTAGE (%)
--------------------------------------------------------------------------------






                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for Franklin Fund

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds

FIDUCIARY INTERNATIONAL - Fiduciary International, Inc, 600 Fifth Avenue, New York, NY 10020, the investment manager for FTI Fund

FIDUCIARY TRUST COMPANY INTERNATIONAL - Fiduciary Trust Company International, Inc., 600 Fifth Avenue, New York, NY 10020, the parent company of Fiduciary International. Fiduciary Trust Company International is a wholly-owned subsidiary of Resources.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for FTI Fund and Franklin Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to FTI Fund and Franklin Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Advisor Class Shares of Franklin Fund are offered at the NAV.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

                  EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
EXHIBIT
------------------------------------------------------------------------------

      A Agreement and Plan of Reorganization by FTI Funds on behalf of FTI Bond Fund and Franklin Investors Securities Trust on behalf of Franklin Total Return Fund (attached)

      B     Prospectus of Franklin Total Return Fund - Advisor Class dated
March 1, 2001 (enclosed)

      C     Annual Report to Shareholders of Franklin Total Return Fund dated
October 31, 2001 (enclosed)



                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this [ ] day of [ ], 2002, by and between FTI Funds ("FTI Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1995 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, FTI Bond Fund ("FTI Fund"), and Franklin Investors Securities Trust ("Franklin Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1986 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, Franklin Total Return Fund ("Franklin Fund").

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Franklin Trust on behalf of Franklin Fund, of substantially all of the property, assets and goodwill of FTI Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Franklin Fund - Advisor Class ("Franklin Fund Shares"); (ii) the distribution of Franklin Fund Shares to the shareholders of FTI Fund ("FTI Fund Shares"), according to their respective interests in FTI Fund in complete liquidation of FTI Fund; and (iii) the dissolution of FTI Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF FTI FUND.
      --------------------------------------------------------------------

  (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Franklin Trust on behalf of Franklin Fund herein contained, and in consideration of the delivery by Franklin Trust of the number of Franklin Fund Shares hereinafter provided, FTI Trust on behalf of FTI Fund agrees that it will convey, transfer and deliver to Franklin Trust at the Closing all of FTI Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on FTI Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of FTI Trust shall reasonably deem to exist against FTI Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on FTI Fund's books (hereinafter "Net Assets"). Franklin Trust shall not assume any liability of FTI Fund and FTI Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. FTI Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

  (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of FTI Trust on behalf of FTI Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Franklin Trust agrees at the Closing to deliver to FTI Trust the number of Franklin Fund Shares, determined by dividing the net asset value per share of the FTI Fund Shares by the net asset value per share of Franklin Fund Shares, and multiplying the result thereof by the number of outstanding FTI Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. The number of Franklin Fund Shares delivered to FTI Trust shall have an aggregate net asset value equal to the value of the FTI Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

  (c) Immediately following the Closing, FTI Trust shall dissolve FTI Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Franklin Fund Shares received by FTI Fund pursuant to this
Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of FTI Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Franklin Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of FTI Fund shall be entitled to surrender the same to the transfer agent for Franklin Fund in exchange for the number of Franklin Fund Shares into which the FTI Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Franklin Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of FTI Fund shall be deemed for all Franklin Fund's purposes to evidence ownership of the number of Franklin Fund Shares into which the FTI Fund Shares (which prior to the Closing were represented thereby) have been converted.

  (d) At the Closing, each shareholder of record of FTI Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of FTI Fund that such person had on such Distribution Record Date.

  (e) All books and records relating to FTI Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to Franklin Trust from and after the date of this Agreement, and shall be turned over to Franklin Trust on or prior to the Closing.



2.    VALUATION.
      ---------

  (a) The value of Franklin Fund Shares and FTI Fund's Net Assets to be acquired by Franklin Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c)any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Franklin Fund Shares and the value of the FTI Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Franklin Fund and FTI Fund.

  (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Franklin Fund Shares or the value of FTI Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

  (c) All computations of value regarding the net asset value of the Franklin Fund Shares and the value of FTI Fund's Net Assets shall be made by the investment advisor to Franklin Fund; provided, however, that all computations of value shall be subject to review by FTI Fund.

3. CLOSING AND CLOSING DATE. The Closing Date shall be March 28, 2002, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of FTI Trust at 5:00 p.m., Eastern time, on the Closing Date. FTI Trust on behalf of FTI Fund shall have provided for delivery as of the Closing of those Net Assets of FTI Fund to be transferred to the account of Franklin Fund's custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286. Also, FTI Trust on behalf of FTI Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of FTI Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Franklin Trust on behalf of Franklin Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Franklin Fund to be delivered to the account of FTI Fund at said transfer agent registered in such manner as the officers of FTI Trust on behalf of FTI Fund may request, or provide evidence satisfactory to FTI Trust that such Franklin Fund Shares have been registered in an account on the books of Franklin Fund in such manner as the officers of FTI Trust on behalf of FTI Fund may request.

4.    REPRESENTATIONS AND WARRANTIES BY FRANKLIN TRUST ON BEHALF OF FRANKLIN
      -----------------------------------------------------------------------
FUND.
----

      Franklin Trust, on behalf of Franklin Fund, represents and warrants to FTI Trust that:

  (a) Franklin Fund is a series of Franklin Trust, a business trust created under the laws of The Commonwealth of Massachusetts on December 22, 1986, and is validly existing under the laws of that Commonwealth. Franklin Trust is duly registered under the 1940 Act, as an open-end, management investment company and all of the Franklin Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

  (b) Franklin Trust is authorized to issue an unlimited number of shares of beneficial interest of Franklin Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Franklin Fund is further divided into five classes of shares of which Franklin Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to Franklin Fund Shares. No shareholder of Franklin Trust shall have any option, warrant or preemptive right of subscription or purchase with respect to Franklin Fund Shares.

  (c) The financial statements appearing in the Franklin Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to FTI Trust, and any interim unaudited financial statements, copies of which may be furnished to FTI Trust, fairly present the financial position of Franklin Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

  (d) The books and records of Franklin Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Franklin Fund.

  (e) Franklin Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. Franklin Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. Franklin Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Franklin Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

  (f) Franklin Trust, on behalf of Franklin Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Franklin Trust of the transactions contemplated by the Plan, except for the registration of the Franklin Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

  (g) Franklin Trust has elected to treat Franklin Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Franklin Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

  (h) Franklin Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

  i) Franklin Fund does not have any unamortized or unpaid organizational fees or expenses.

  (j) All information to be furnished by Franklin Trust to FTI Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

  (k) Franklin Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

  (l) There is no intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

  (m) Franklin Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of FTI Fund.

  (n) Franklin Trust has no plan or intention to issue additional shares of Franklin Fund following the reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Franklin Trust have any plan or intention to redeem or otherwise reacquire any shares of Franklin Fund issued pursuant to the reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

  (o) Following the Closing Date of the reorganization, Franklin Fund will actively continue FTI Fund's business in substantially the same manner that FTI Fund conducted that business immediately before the reorganization. Prior to the Closing Date of the reorganization, Franklin Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC. Following the Closing Date of the reorganization, Franklin Fund will not dispose of assets acquired from FTI Fund in order to satisfy the investment objective of Franklin Fund or for any other reason, except for acquisitions and dispositions made in the ordinary course of its business as a RIC, and any proceeds from the disposition of securities will be invested in accordance with Franklin Fund's investment objective.

  (p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of FTI Trust for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of Franklin Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement on the date of the Special Meeting of FTI Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST ON BEHALF OF FTI FUND.
      -----------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, represents and warrants to Franklin Trust that:

  (a) FTI Fund is a series of FTI Trust, a business trust created under the laws of The Commonwealth of Massachusetts on October 18, 1995, and is validly existing under the laws of that Commonwealth. FTI Trust is duly registered under the 1940 Act as an open-end, management investment company and all of FTI Trust's FTI Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

  (b) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest of FTI Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of seven (7) series, including FTI Fund. FTI Fund has one class of shares, and an unlimited number of shares of beneficial interest of FTI Trust, without par value, has been allocated and designated to this class of FTI Fund.

  (c) The financial statements appearing in the FTI Trust's Annual Report to Shareholders for the fiscal year ended November 30, 2001, audited by Ernst & Young LLP, copies of which have been delivered or will be delivered to Franklin Trust prior to the Closing Date, and any interim financial statements for FTI Trust which may be furnished to Franklin Trust, fairly present the financial position of FTI Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

  (d) The books and records of FTI Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of FTI Fund.

  (e) FTI Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. FTI Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. FTI Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct FTI Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

  (f) FTI Trust on behalf of FTI Fund is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. FTI Trust has furnished Franklin Trust with copies or descriptions of all material agreements or other arrangements to which FTI Fund is a party. FTI Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by FTI Fund in accordance with their terms at or prior to the Closing Date.

  (g) FTI Trust has elected to treat FTI Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, FTI Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

  (h) FTI Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

  (i) FTI Fund does not have any unamortized or unpaid organization fees or expenses.

  (j) The Prospectus of FTI Fund, dated March 31, 2001, and the corresponding Statement of Additional Information, dated March 31, 2001, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of FTI Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to Franklin Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

  (k) FTI Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, FTI Trust shall advise Franklin Trust in writing of all FTI Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

  (l) Since November 30, 2001, there has not been any material adverse change in FTI Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

  (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by FTI Fund or FTI Trust of the transactions contemplated by this Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

  (n) The information to be furnished by FTI Trust or FTI Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Combined Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

  (o) There has not been nor will there be any intercorporate indebtedness existing between FTI Fund and Franklin Fund that was issued, acquired or will be settled at a discount.

  (p) There is no plan or intention of FTI Fund shareholders who individually own 5% or more of shares of FTI Fund and, to the best knowledge of FTI Fund's management, there is no plan or intention of the remaining FTI Fund shareholders to sell, exchange or otherwise dispose of a number of shares of Franklin Fund received in the reorganization that would reduce the FTI Fund shareholders' ownership of Franklin Fund shares to a number of shares having a value, as of the closing date of the reorganization, of less than 50% of the value of all of the formerly outstanding FTI shares as of the same date. For purposes of this representation, FTI Fund shares exchanged for cash or other property will be treated as outstanding FTI Fund shares on the closing date of the reorganization. Moreover, FTI Fund shares and Franklin Fund shares held by FTI Fund shareholders sold, redeemed, or disposed of prior to or subsequent to the closing date of the reorganization will be considered in making this representation.

  (q) Prior to the Closing Date of the reorganization, FTI Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Franklin Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC.

  (r) As of the Closing Date, FTI Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of FTI Fund, except for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

  (s) Throughout the five year period ending on the Closing Date, FTI Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST AND FRANKLIN TRUST.
      --------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each represents and warrants to the other that:

  (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Franklin Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

  (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

  (c) Except as disclosed in its currently effective prospectus relating to FTI Fund, in the case of FTI Trust, and Franklin Fund, in the case of Franklin Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Franklin Trust nor FTI Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Franklin Fund's or FTI Fund's business or their ability to consummate the transactions herein contemplated.

  (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

  (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan, subject to the approval of FTI Fund's shareholders in the case of FTI Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

  (f) It anticipates that consummation of this Plan will not cause FTI Fund, in the case of FTI Trust, and Franklin Fund, in the case of Franklin Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7.    COVENANTS OF FTI TRUST AND FRANKLIN TRUST.
      -----------------------------------------

  (a) FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

  (b) FTI Trust, on behalf of FTI Fund, undertakes that it will not acquire Franklin Fund Shares for the purpose of making distributions thereof to anyone other than FTI Fund's shareholders.

  (c) FTI Trust, on behalf of FTI Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve FTI Fund.

  (d) FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

  (e) At the Closing, FTI Trust, on behalf of FTI Fund, will provide Franklin Fund a copy of the shareholder ledger accounts, certified by FTI Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of FTI Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Franklin Fund as a result of the transfer of assets that is the subject of this Plan.

  (f) The Board of Trustees of FTI Trust shall call and FTI Trust shall hold, a Special Meeting of FTI Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and FTI Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. FTI Trust agrees to mail to each shareholder of record of FTI Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

  (g) Franklin Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Franklin
Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

  (h) Subject to the provisions of this Plan, Franklin Trust and FTI Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

  (i) FTI Trust shall furnish to Franklin Trust on the Closing Date a Statement of Assets and Liabilities of FTI Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by FTI Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, FTI Trust shall furnish to Franklin Trust, in such form as is reasonably satisfactory to Franklin Trust, a statement of the earnings and profits of FTI Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Franklin Fund as a result of Section 381 of the Code, which statement shall be certified by FTI Fund's Treasurer or Assistant Treasurer. FTI Trust covenants that FTI Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

  (j) FTI Trust shall deliver to Franklin Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of FTI Fund transferred to Franklin Trust in accordance with the terms of this Plan.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY FTI TRUST AND FRANKLIN TRUST.
      --------------------------------------------------------------------

      The consummation of this Plan hereunder shall be subject to the following respective conditions:

  (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

  (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

  (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

  (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of FTI Fund at an annual or special meeting or any adjournment thereof.

  (e) That a distribution or distributions shall have been declared for FTI Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and
(ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

  (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of FTI Fund or Franklin Fund.

  (g) That there shall be delivered to FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of FTI Trust and Franklin Trust with regard to matters of fact:

 (1) The acquisition by Franklin Fund of substantially all the assets of FTI Fund as provided for herein in exchange for Franklin Fund Shares followed by the distribution by FTI Fund to its shareholders of Franklin Fund Shares in complete liquidation of FTI Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and FTI Fund and Franklin Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by FTI Fund upon the transfer of substantially all of its assets to Franklin Fund in exchange solely for voting shares of Franklin Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
      Section 1276 of the Code;

(3) Franklin Fund will recognize no gain or loss upon the receipt of substantially all of the assets of FTI Fund in exchange solely for voting shares of Franklin Fund (Section 1032(a) of the Code);

(4) No gain or loss will be recognized by FTI Fund upon the distribution of Franklin Fund Shares to its shareholders in liquidation of FTI Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

(5) The basis of the assets of FTI Fund received by Franklin Fund will be the same as the basis of such assets to FTI Fund immediately prior to the reorganization (Section 362(b) of the Code);

(6) The holding period of the assets of FTI Fund received by Franklin Fund will include the period during which such assets were held by FTI Fund (Section 1223(2) of the Code);

(7) No gain or loss will be recognized to the shareholders of FTI Fund upon the exchange of their shares in FTI Fund for voting shares of Franklin Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

(8) The basis of Franklin Fund Shares received by the shareholders of FTI Fund shall be the same as the basis of the FTI Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

(9) The holding period of Franklin Fund Shares received by shareholders of FTI Fund (including fractional shares to which they may be entitled) will include the holding period of the FTI Fund Shares surrendered in exchange therefor, provided that the FTI Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

(10) Franklin Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations") the items of FTI Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

  (h) That there shall be delivered to Franklin Trust on behalf of Franklin Fund an opinion in form and substance satisfactory to it from Messrs. Ballard Spahr Andrews & Ingersoll, LLP, counsel to FTI Trust on behalf of FTI Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1) FTI Fund is a series of FTI Trust and is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts;

(2) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of FTI Fund. One class of shares of FTI Fund has been designated as FTI Fund Shares, and an unlimited number of shares of beneficial interest of FTI Trust has been allocated to FTI Fund Shares. Assuming that the initial shares of beneficial interest of FTI Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of FTI Trust, and that all other outstanding shares of FTI Fund were sold, issued and paid for in accordance with the terms of FTI Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

(3) FTI Fund is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in FTI Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against FTI Fund, the unfavorable outcome of which would materially and adversely affect FTI Trust or FTI Fund;

(5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FTI Trust on behalf of FTI Fund; and

(6) Neither the execution, delivery, nor performance of this Plan by FTI Trust on behalf of FTI Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by FTI Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of FTI Trust on behalf of FTI Fund and is enforceable against FTI Trust on behalf of FTI Fund in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of FTI Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FTI Trust.

  (i) That there shall be delivered to FTI Trust on behalf of FTI Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Trust on behalf of Franklin Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1) Franklin Fund is a series of Franklin Trust and is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts;

(2) Franklin Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Franklin Fund. Franklin Fund is further divided into five (5) classes of shares of which Franklin Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to Franklin Fund Shares. Assuming that the initial shares of beneficial interest of Franklin Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and the By-laws of Franklin Trust, and that all other outstanding shares of Franklin Fund were sold, issued and paid for in accordance with the terms of Franklin Fund's prospectus in effect at the time of such sales, each such outstanding share of Franklin Fund is fully paid, non-assessable, freely transferable and has full voting rights;

(3) Franklin Fund is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in Franklin Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Franklin Fund, the unfavorable outcome of which would materially and adversely affect Franklin Trust or Franklin Fund;

(5) Franklin Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Franklin Trust on behalf of Franklin Fund;

(6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Franklin Trust on behalf of Franklin Fund;

(7) Neither the execution, delivery, nor performance of this Plan by Franklin Trust on behalf of Franklin Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by Franklin Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of Franklin Trust on behalf of Franklin Fund and is enforceable against Franklin Trust on behalf of Franklin Fund in accordance with its terms; and

(8) The registration statement of Franklin Trust, of which the prospectus dated March 1, 2001 of Franklin Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Franklin Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Franklin Trust.

  (j) That FTI Fund shall have received a certificate from the President and Secretary of Franklin Trust on behalf of Franklin Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  (k) That Franklin Trust's Registration Statement with respect to Franklin Fund Shares to be delivered to FTI Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

  (l) That Franklin Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Franklin Fund Shares lawfully to be delivered to each holder of FTI Fund Shares.

  (m) That, at the Closing, there shall be transferred to Franklin Trust on behalf of Franklin Fund, aggregate Net Assets of FTI Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of FTI Fund on the Closing Date.

  (n) That there be delivered to Franklin Trust on behalf of Franklin Fund information concerning the tax basis of FTI Fund in all securities transferred to Franklin Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of FTI Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with FTI Fund respect to each shareholder.

9.    BROKERAGE FEES AND EXPENSES.
      ---------------------------

  (a) FTI Trust on behalf of FTI Fund and Franklin Trust on behalf of Franklin Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

  (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne [one-quarter by Franklin Fund, one-quarter by FTI Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Fiduciary International, Inc.]

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.
      ----------------------------------------

  (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of FTI Fund) prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of FTI Trust on behalf of FTI Fund and Franklin Trust on behalf of Franklin Fund;

(2) by Franklin Trust on behalf of Franklin Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3) by FTI Trust on behalf of FTI Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

      An election by Franklin Trust or FTI Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Franklin Trust or FTI Trust.

 (b) If the transactions contemplated by this Plan have not been consummated by November 30, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Franklin Trust and FTI Trust.

 (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither FTI Trust, Franklin Trust, FTI Fund nor Franklin Fund, nor their trustees, officers, or agents or the shareholders of FTI Fund or Franklin Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

 (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

 (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FTI Trust nor Franklin Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of FTI Trust or Franklin Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

 (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of FTI Trust, on behalf of FTI Fund, or Franklin Trust, on behalf of Franklin Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of FTI Fund, unless such terms and conditions shall result in a change in the method of computing the number of Franklin Fund Shares to be issued to FTI Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of FTI Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless FTI Trust shall promptly call a special meeting of the shareholders of FTI Fund at which such conditions so imposed shall be submitted for approval.

11.   INDEMNIFICATION.
      ---------------

 (a) Franklin Trust, on behalf of Franklin Fund, shall indemnify, defend and hold harmless FTI Fund, FTI Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses (net of any insurance coverage or enforceable indemnification agreement for such amounts), including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Trust and Franklin Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by Franklin Trust and Franklin Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Franklin Trust and Franklin Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about Franklin Trust and/or Franklin Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

 (b) After the Closing Date, Franklin Trust, on behalf of Franklin Fund, shall also indemnify and hold harmless FTI Funds' Board of Trustees and officers (collectively, "Acquired Fund Covered Persons") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Covered Person, including amounts paid by any one or more of the Acquired Fund Covered Persons in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Franklin Trust, on behalf of Franklin Fund, to the extent such Acquired Fund Covered Person is, or would have been, entitled to indemnification by FTI Trust prior to the Closing Date pursuant to FTI Trust's Declaration of Trust and By-Laws.

 (c) FTI Trust, on behalf of FTI Fund, until the time of FTI Fund's liquidation, shall indemnify, defend, and hold harmless Franklin Fund, Franklin Trust, its Board of Trustees, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of FTI Trust, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that FTI Trust and FTI Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about FTI Trust and/or FTI Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

 (d) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

            Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

 (e)   This Section 11 shall survive the termination of this Plan.

12.   LIABILITY OF FRANKLIN TRUST AND FTI TRUST.
      -----------------------------------------

 (a) Each party acknowledges and agrees that all obligations of Franklin Trust under this Plan are binding only with respect to Franklin Fund; that any liability of Franklin Trust under this Plan with respect to Franklin Trust, or in connection with the transactions contemplated herein with respect to Franklin Fund, shall be discharged only out of the assets of Franklin Fund; that no other series of Franklin Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither FTI Trust nor FTI Fund shall seek satisfaction of any such obligation or liability from the shareholders of Franklin Trust, the trustees, officers, employees or agents of Franklin Trust, or any of them.

 (b) Each party acknowledges and agrees that all obligations of FTI Trust under this Plan are binding only with respect to FTI Fund; that any liability of FTI Trust under this Plan with respect to FTI Fund, or in connection with the transactions contemplated herein with respect to FTI Fund, shall be discharged only out of the assets of FTI Fund; that no other series of FTI Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither Franklin Trust nor Franklin Fund shall seek satisfaction of any such obligation or liability from the shareholders of FTI Trust, the trustees, officers, employees or agents of FTI Trust, or any of them.

13.   ENTIRE AGREEMENT AND AMENDMENTS.
      -------------------------------

      This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.   COUNTERPARTS.
      ------------

      This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.   NOTICES.
      -------

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Investors Securities Trust , at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, or FTI Funds, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.

16.   GOVERNING LAW.
      -------------

      This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.


IN WITNESS WHEREOF, FTI Trust, on behalf of FTI Fund, and Franklin Trust, on behalf of Franklin Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                     FRANKLIN INVESTORS SECURITIES TRUST, ON
                                                    BEHALF OF
                                           FRANKLIN TOTAL RETURN FUND
Attest:
                                  By:
------------------------------       --------------------------
[                       ]            [                 ]
Secretary                            Vice President

                                                   FTI FUNDS,
                                                  ON BEHALF OF
                                                  FTI BOND FUND

Attest:
                                  By:
------------------------------       --------------------------
[                       ]             [                 ]
Secretary                             Vice President









                               EXHIBIT B

                  FRANKLIN TOTAL RETURN FUND - ADVISOR CLASS
PROSPECTUS DATED MARCH 1, 2001, AS SUPPLEMENTED MARCH 28, 2001 AND AUGUST 22,
                                      2001

The prospectus of Franklin Total Return Fund - Advisor Class dated March 1, 2001, as supplemented March 28, 2001 and August 22, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Franklin Total Return Fund - Advisor Class dated March 1, 2001, as supplemented March 28, 2001 and August 22, 2001, is incorporated by reference to the electronic filings made on February 27, 2001, March 28, 2001 and August 22, 2001, under File No. 33-11444.

                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                           FRANKLIN TOTAL RETURN FUND
                             DATED OCTOBER 31, 2001

The Annual Report to shareholders of Franklin Total Return Fund dated October 31, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Total Return Fund dated October 31, 2001, is incorporated by reference to the electronic filing made on January 8, 2002, under File No. 811-4986.




                       EVERY SHAREHOLDER'S VOTE IS IMPORTANT









                         PLEASE SIGN, DATE AND RETURN YOUR
                                    PROXY TODAY




                   Please detach at perforation before mailing.





PROXY                                                                     PROXY
                         SPECIAL SHAREHOLDERS' MEETING OF
                                   FTI BOND FUND
                                  MARCH 22, 2002

The undersigned hereby revokes all previous proxies for his or her shares and appoints Ruta M. Dragunas, Susan A. Garcia and Kenneth A. Nick, and each of them, proxies of the undersigned with full power of substitution to vote all shares of FTI Bond Fund ("FTI Fund") that the undersigned is entitled to vote at the FTI Fund's Special Shareholders' Meeting to be held at 600 Fifth Avenue New York, New York 10020 at [ ] p.m. Eastern time on March 22, 2002, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                               VOTE VIA THE INTERNET: WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                               CONTROL NUMBER:

                               Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                               -----------------------------------
                               Signature

                               -----------------------------------
                               Signature

                               -----------------------------------
                               Date


                              (Please see reverse side)

                       EVERY SHAREHOLDER'S VOTE IS IMPORTANT








                         PLEASE SIGN, DATE AND RETURN YOUR
                                    PROXY TODAY




                    Please detach at perforation before mailing.





THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FTI FUNDS ON BEHALF OF FTI FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF FTI FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH FRANKLIN INVESTORS SECURITIES TRUST ON BEHALF OF FRANKLIN TOTAL RETURN FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

 THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

                                                   FOR     AGAINST     ABSTAIN
1. To approve or  disapprove  an  Agreement  and
Plan of  Reorganization  between  FTI  Funds  on   [ ]     [ ]         [ ]
behalf  of  FTI  Fund  and  Franklin   Investors
Securities  Trust  ("Franklin  Trust") on behalf
of Franklin Total Return Fund ("Franklin  Fund")
that  provides  for  (i)  the   acquisition   of
substantially  all of the  assets of FTI Fund by
Franklin   Fund  in   exchange   for  shares  of
Franklin  Fund,  (ii) the  distribution  of such
shares  to the  shareholders  of FTI  Fund,  and
(iii) the complete  liquidation  and dissolution
of  FTI  Fund.  Shareholders  of FTI  Fund  will
receive  Advisor  Class shares of Franklin  Fund
with an  aggregate  net asset value equal to the
aggregate  net asset  value of such  shareholder
shares in FTI Fund.
                                                  GRANT     WITHHOLD    ABSTAIN
2. To grant the proxyholders the authority to
transact any other business, not currently        [ ]       [ ]         [ ]
contemplated, that may properly come before the meeting.



                   IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR
                   ---------
                                    PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           FRANKLIN TOTAL RETURN FUND
                             DATED FEBRUARY [], 2002


                                 ACQUISITION OF
                                  THE ASSETS OF
                                 FTI BOND FUND,
                              A SERIES OF FTI FUNDS

                      BY AND IN EXCHANGE FOR SHARES OF THE
                           FRANKLIN TOTAL RETURN FUND,
               A SERIES OF FRANKLIN INVESTORS SECURITIES TRUST

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of FTI Bond Fund for Advisor Class shares of Franklin Total Return Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

            1. Statement of Additional Information of Franklin Total Return Fund - Advisor Class dated March 1, 2001.

            2. Statement of Additional Information of FTI Bond Fund dated March 31, 2001.

            3. Annual Report of FTI Bond Fund for the year ended November 30, 2001.

            4. Projected (Pro Forma) after Transaction Financial Statements.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February [], 2002, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin Total Return Fund, One Franklin Parkway, San Mateo, CA 94403-1906.

----------------------------------------------------------

The Statement of Additional Information of Franklin Total Return Fund - Advisor Class dated March 1, 2001 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Franklin Total Return Fund - Advisor Class dated March 1, 2001, is incorporated by reference to the electronic filing made on February 27, 2001, under File No. 33-11444.

The Statement of Additional Information of FTI Bond Fund dated March 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of FTI Bond Fund dated March 31, 2001, is incorporated by reference to the electronic filing made on March 27, 2001, under File No. 033-63621.

The Annual Report to shareholders of FTI Bond Fund dated November 30, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. The Annual Report to shareholders of FTI Bond Fund dated November 30, 2001, has not yet been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.

The following are projected (Pro Forma) financial statements that were prepared to indicate the anticipated financial information for Franklin Total Return Fund following the completion of the reorganization. They consist of a Combined Pro Forma Statement of Investments, Pro Forma Combining Statement of Assets and Liabilities; a Pro Forma Combining Statement of Operations; and notes relating to the combining Statements.





FRANKLIN TOTAL RETURN FUND
PROFORMA COMBINED STATEMENTS                                                             FRANKLIN TOTAL RETURN FUND PROFORMA
                                                                                                      COMBINED


STATEMENT OF INVESTMENTS, OCTOBER 31, 2001(UNAUDITED)         FTI BOND FUND                    FRANKLIN TOTAL RETURN

FRANKLIN TOTAL RETURN FUND                           PRINCIPAL                 PRINCIPAL                 PRINCIPAL         VALUE
                                                      AMOUNT        VALUE       AMOUNT        VALUE       AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 101.0%
   CORPORATE BONDS 37.3%
   AEROSPACE & DEFENSE 1.0%
   Northrop Grumman Corp.,                           2,150,000     $2,322,497                           2,150,000        $2,322,497
   7.75%, 2/15/31                                                  ----------                                            ----------

   AIRLINES 1.1%
   United Air Lines Inc., 00-2,                      2,465,000      2,438,045                           2,465,000         2,438,045
    7.186%, 4/01/11                                                ----------                                            ----------

   BANKS 3.0%
   Conseco, 8.75%,2/09/04                            3,000,000      1,515,000                           3,000,000         1,515,000
   News America, 10.125%,10/15/12                    1,825,000      1,989,445                           1,825,000         1,989,445
   Sanwa Bank, 7.40%, 6/15/11                          965,000        975,583                             965,000           975,583
   Standard Chartered Bank,                          2,125,000      2,198,285                           2,125,000         2,198,285
   144A, 8.00%, 5/30/31                                             ----------                                           ----------
                                                                    6,678,313                                             6,678,313
                                                                    ----------                                           ----------

   COMMERCIAL SERVICES 3.5%
   Enron Corp., 7.375%, 5/15/19
   note, 144A, 7.25%, 8/15/11                                                 $ 1,000,000   $748,267    1,000,000           748,267
   Interpublic Group, senior                                                    1,000,000  1,014,517    1,000,000         1,014,517
   Fideicomiso Petacalco Trust, 144A                   340,000        366,350                             340,000           366,350
   10.16%, 12/23/09
   MMCA Auto Owner Trust, -1, A2,                    3,000,000      3,002,270                           3,000,000         3,002,270
   8/15/03
   PSE & G Transition Funding LLC,                   2,400,000      2,629,990                           2,400,000         2,629,990
   3/15/13                                                          ----------                                            ---------
                                                                    5,998,610              1,762,784                      7,761,394
                                                                    ----------             -----------                    ---------
                                                                                                                          ---------

   COMMUNICATIONS 1.5%

   Crown Castle International                                                     200,000    175,000      200,000           175,000
   Corp., senior note, 9.375%,
   8/01/11
   Global Crossing Holdings                                                       200,000     35,000      200,000            35,000
   Ltd., senior note, 9.625%,
   5/15/08
   McLeodUSA Inc., senior note,                                                   300,000     69,750      300,000            69,750
   8.125%, 2/15/09

   Nextel Communications Inc.,                         675,000        465,750     300,000    211,500      975,000           677,250
   senior note, 9.375%, 11/15/09
   Sprint Capital Corp., 7.125%,                                                  500,000    528,797      500,000           528,797
   1/30/06
   Telus Corp., 8.00%, 6/01/11                                                    500,000    545,961      500,000           545,961
   Worldcom Inc., 8.25%, 5/15/31                       700,000        718,778     500,000    513,413    1,200,000         1,232,191
                                                                    ----------             -----------                    ---------
                                                                    1,184,528              2,079,421                      3,263,949
                                                                    ----------             -----------                    ---------

   CONSUMER DURABLES .7%
   Ford Motor Co., 7.45%, 7/16/31                                                 500,000    468,831      500,000           468,831
   Mattel Inc., 6.00%, 7/15/03                                                  1,000,000  1,014,587    1,000,000         1,014,587
                                                                                          -----------                     ---------
                                                                                           1,483,418                      1,483,418
                                                                                          -----------                     ---------
   CONSUMER NON-DURABLES 1.3%
   Conagra Foods Inc., 7.50%,                                                     500,000    546,237      500,000           546,237
   9/15/05
   Kellogg Co., 4.875%, 10/15/05                                                  500,000    504,107      500,000           504,107
   Pepsi Bottling Group Inc.,                                                     500,000    547,640      500,000           547,640
   7.00%, 3/01/29
   Philip Morris Cos. Inc.,                                                       500,000    540,732      500,000           540,732
   7.50%, 4/01/04
   Playtex Products Inc., senior                                                  200,000    210,000      200,000           210,000
   sub. note, 9.375%, 6/01/11
   Tyson Foods Inc., 144A,                                                        500,000    536,262      500,000           536,262
   8.25%, 10/01/11                                                                         -----------                    ---------
                                                                                           2,884,978                      2,884,978
                                                                                           -----------                    ---------
   CONSUMER SERVICES 3.1%
   Adelphia Communications                                                        200,000    193,000      200,000           193,000
   Corp.,  senior note, 10.875%,
   10/01/10
   AOL Time Warner Inc., 6.75%,                                                   500,000    524,911      500,000           524,911
   4/15/11
   Block Financial Corp., 6.75%,                                                1,000,000  1,066,030    1,000,000         1,066,030
   11/01/04
   Cendant Corp., 7.75%, 12/01/03                                                 500,000    499,706      500,000           499,706
   Knight-Ridder Inc., 7.125%,                                                    500,000    532,441      500,000           532,441
   6/01/11
   Marriott International, E,                                                     500,000    513,694      500,000           513,694
   144A, 7.00%, 1/15/08
   News America Inc., 7.25%,                                                    1,000,000    961,115    1,000,000           961,115
   5/18/18
   Six Flags Inc., senior note,                                                   150,000    150,188      150,000           150,188
   9.50%, 2/01/09
   Station Casinos Inc., senior                                                   200,000    192,000      200,000           192,000
   sub. note, 9.875%, 7/01/10
   Tyco International Group SA,                      1,250,000      1,272,001                           1,250,000         1,272,001
   6.375%, 10/15/11
   Tyco International Group SA,                                                 1,000,000  1,010,658    1,000,000         1,010,658
   7.00%, 6/15/28                                                   ---------              ---------                      ---------
                                                                    1,272,001              5,643,743                      6,915,744
                                                                    ---------              ---------                      ---------
   DIVERSIFIED FINANCIALS 8.6%
   Citigroup Inc.,  sub. note,                       1,000,000      1,110,825                           1,000,000         1,110,825
   7.25%, 10/01/10
   DLJ Mortgage Acceptance                           1,914,990      1,984,146                           1,914,990         1,984,146
   Corp., 6.75%, 6/19/28
   General Electric Capital                          2,360,000      2,360,708                           2,360,000         2,360,708
   Corp.,MTNA, 2.661%, 3/24/03
   Household Finance Corp.,                          3,250,000      3,306,306                           3,250,000         3,306,306
   6.375%, 10/15/11
   LB Commercial Mortgage Trust,                     4,567,106      4,807,345                           4,567,106         4,807,345
   -C3, A1, 6.058%, 6/15/20
   Morgan Stanley Capital I,                         2,671,243      2,816,705                           2,671,243         2,816,705
   -WF1, A1, 6.83%, 7/15/29
   National Rural Utility                            1,000,000      1,060,202                           1,000,000         1,060,202
   Finance, 6.00%, 5/15/06
   Sprint Capital Corp., 7.625%,                     1,830,000      1,943,151                           1,830,000         1,943,151
   1/30/11                                                          ---------                                            ----------
                                                                   19,389,388                                            19,389,388
                                                                   ----------                                            ----------
   DIVERSIFIED TELECOMMUNICATION SERVICES
   1.6%
   CSC Holdings Inc., 8.125%,                          365,000        384,291                             365,000           384,291
   7/15/09
   Pinnacle Partners, senior                         2,090,000      2,205,084                           2,090,000         2,205,084
   note, 144A, 8.83%, 8/15/04
   Verizon New England Inc.,                         1,000,000      1,059,704                           1,000,000         1,059,704
   6.50%, 9/15/11                                                   ---------                                             ---------
                                                                    3,649,079                                             3,649,079
                                                                    ---------                                             ---------

   DISTRIBUTION SERVICES .1%
   Grand Metropolitan                                                             200,000    218,580      200,000           218,580
   Investment, 7.125%, 9/15/04                                                               --------                     ---------

   ELECTRIC UTILITIES .6%
   East Coast Power LLC, 6.737%,                       138,267        145,308                             138,267           145,308
   3/31/08
   TXU Corp., J, 6.375%, 6/15/06                     1,230,000      1,281,741                           1,230,000         1,281,741
                                                                    ---------                                             ---------
                                                                    1,427,049                                             1,427,049
                                                                    ---------                                             ---------
   ELECTRONIC TECHNOLOGY 1.2%
   Compaq Computer Corp., 6.20%,                                                  500,000    513,759      500,000           513,759
   5/15/03
   Lockheed Martin Corp., 8.50%,                                                  500,000    612,045      500,000           612,045
   12/01/29
   Motorola Inc., senior                                                        1,000,000  1,008,241    1,000,000         1,008,241
   unsecured note, 7.625%,
   11/15/10
   Qwest Capital Funding, 7.25%,                                                  500,000    512,934      500,000           512,934
   2/15/11                                                                                 ----------                     ---------
                                                                                           2,646,979                      2,646,979
                                                                                           ----------                     ---------
   ENERGY MINERALS .1%
   P&L Coal Holdings Corp.,                                                       161,000    172,270      161,000           172,270
   senior sub. note, B, 9.625%,                                                            ----------                     ---------
   5/15/08

   ENERGY EQUIPMENT & SERVICES
   1.7%
   El Paso Energy Partners LP,                       1,300,000      1,345,548                           1,300,000         1,345,548
   senior note, MTN, 7.80%,
   8/01/31
   PSEG Energy Holdings,  senior                     1,075,000      1,195,224                           1,075,000         1,195,224
   note, 10.00%, 10/01/09
   PSEG Energy Holdings, senior                      1,250,000      1,337,233                           1,250,000         1,337,233
   note, 9.125%, 2/10/04                                            ---------                                             ---------
                                                                    3,878,005                                             3,878,005
                                                                    ---------                                             ---------
   FINANCE 2.2%
   Capital One Bank, senior                                                     1,000,000  1,026,128    1,000,000         1,026,128
   note, 6.62%, 8/04/03
   Charles Schwab, senior note,                                                   750,000    837,077      750,000           837,077
   8.05%, 3/01/10
   CNA Financial Corp., 6.45%,                                                    500,000    427,614      500,000           427,614
   1/15/08
   CNA Financial Corp., 6.75%,                                                    375,000    343,520      375,000           343,520
   11/15/06
   First Chicago NBD Corp., sub.                                                  291,000    307,157      291,000           307,157
   note, 7.625%, 1/15/03
   General Motors Acceptance                                                      500,000    492,753      500,000           492,753
   Corp., 6.875%, 9/15/11
   Paine Webber Group Inc.,                                                       150,000    162,725      150,000           162,725
   senior note, 6.55%, 4/15/08
   Societe Generale-New York,                                                     300,000    331,022      300,000           331,022
   sub. note, 7.40%, 6/01/06
   Washington Mutual Financial,                                                 1,000,000  1,065,764    1,000,000         1,065,764
   6.875%, 5/15/11                                                                         ---------                      ---------
                                                                                           4,993,760                      4,993,760
                                                                                           ---------                      ---------
   GAS UTILITIES 1.5%
   Marlin Water Trust II/                            2,600,000      1,922,825                           2,600,000         1,922,825
   Capital II, senior note,
   144A, 6.31%, 7/15/03
   WCG Note Trust / Note Corp.,                      1,350,000     1,388,714                            1,350,000         1,388,714
   144A, 8.25%, 3/15/04                                            ---------                                              ---------
                                                                   3,311,539                                              3,311,539
                                                                   ---------                                              ---------
   HEALTH CARE PROVIDERS &
   SERVICES .3%
   Healthsouth Corp., senior                           580,000       623,500                             580,000            623,500
   note, 8.50%, 2/01/08                                            ----------                                             ---------

   HEALTH SERVICES .2%
   Fresenius Medical Care                                                         200,000    207,000     200,000            207,000
   Capital Trust, 9.00%, 12/01/06
   Magellan Health Services                                                       200,000    195,000     200,000            195,000
   Inc., senior sub. note,   9.00%, 2/15/08                                                  -------                       --------
                                                                                             402,000                        402,000
                                                                                             --------                      --------

   INDUSTRIAL SERVICES .6%
   Allied Waste North America                                                     200,000    203,500     200,000            203,500
   Inc., senior sub. note, B,
   10.00%, 8/01/09
   Great Lakes Dredge & Dock                                                      100,000    101,500     100,000            101,500
   Corp., senior sub. note,
   144A, 11.25%, 8/15/08
   Waste Management Inc.,                                                       1,000,000  1,071,107   1,000,000          1,071,107
   7.375%, 8/01/10                                                                         ---------                      ---------
                                                                                           1,376,107                      1,376,107
                                                                                           ---------                      ---------

   INSURANCE 1.1%
   Prudential MTG Cap                                2,275,994     2,406,396                           2,275,994          2,406,396
   FDG,6.232%,5/10/34                                              ---------                                              ---------

   PROCESS INDUSTRIES
   Applied Extrusion                                                              100,000    105,500     100,000            105,500
   Technologies Inc., senior                                                                ---------                     ---------
   note, 144A, 10.75%, 7/01/11

   PRODUCER MANUFACTURING .2%
   Visteon Corp., senior note,                                                    500,000    525,057     500,000            525,057
   8.25%, 8/01/10                                                                           ---------                     ---------

   RETAIL TRADE .2%
   Kroger Co., senior note,                                                       500,000    560,146     500,000            560,146
   7.65%, 4/15/07                                                                            ---------                    ---------

   TRANSPORTATION .1%
   Gearbulk Holding Ltd., senior                                                  200,000    204,000     200,000            204,000
   note, 11.25%, 12/01/04                                                                   ----------                    ---------

   UTILITIES 1.0%
   AES Corp., senior note,                                                        200,000    188,000     200,000            188,000
   8.75%, 6/15/08
   Calpine Corp., senior note,                                                    200,000    201,659     200,000            201,659
   8.625%, 8/15/10
   Calpine Corp., senior note,                         550,000       554,344                             550,000            554,344
   8.50%, 2/15/11
   Duquesne Light Co., 6.625%,                                                    300,000    299,468     300,000            299,468
   6/15/04
   Utilicorp United Inc., senior                                   ----------   1,000,000  1,030,853   1,000,000          1,030,853
   note, 8.27%, 11/15/21                                                                   ---------                      ---------
                                                                     554,344               1,719,980                      2,274,324
                                                                   ----------              ---------                      ---------
   WIRELESS TELECOMMUNICATION SERVICES .8%
   Voicestream Wireless Corp.,                       1,500,000     1,717,500               ---------   1,500,000          1,717,500
   senior note, 10.375%, 11/15/09                                  ----------                                             ---------
   TOTAL CORPORATE BONDS                                          56,850,794              26,778,723                     83,629,517
                                                                  -----------             ----------                     ----------

   ASSET BACKED SECURITIES 6.8%
   Aames Mortgage Trust, 6.59%,                                                    87,753     88,073      87,753             88,073
   6/15/24
   Banc One Home Equity Trust,                                                      8,205      8,217       8,205              8,217
   6.06%, 1/25/12
   BSCMS, 1998-C1 CL A1, 6.34%,                                                   314,716    332,320     314,716            332,320
   10/16/07
   Champion Home Equity Loan                                                       50,794     51,793      50,794             51,793
   Trust, 7.01%, 7/25/12
   Champion Home Equity Loan                                                      850,000    908,259     850,000            908,259
   Trust, 7.72%, 5/25/29
   Conseco Finance                                                                 36,012     36,606      36,012             36,606
   Securitizations Corp., 6.72%,
   10/15/30
   Countrywide Asset-Backed                                                       500,000    530,594     500,000            530,594
   Certificates, 6.78%, 11/25/27
   Criimi Mae CMBS Corp.,                                                          78,715     81,575      78,715             81,575
   5.697%, 6/20/30
   Equity One Mortgage, 2001-1,                                                 3,000,000  3,106,547   3,000,000          3,106,547
   AF3, 6.132%, 8/25/32
   Ford Credit Auto Owner Trust,                                                2,700,000  2,700,000   2,765,607          2,765,607
   2001D, A3, 4.31%, 6/15/05
   Green Tree Financial Corp.,                                                    400,000    403,093     400,000            403,093
   6.80%, 12/01/30
   Green Tree Home Improvement                                                     39,444     40,598      39,444             40,598
   Loan Trust, 7.16%, 3/15/28
   Mellon Auto Grantor Trust,                                                      80,251     82,035      80,251             82,035
   5.76%, 10/17/05
   Metris Master Trust, 7.11%,                                                  3,000,000  3,055,537   3,000,000          3,055,537
   10/20/05
   Money Store Home Equity                                                        459,805    473,837     459,805            473,837
   Trust, 6.67%, 2/15/25
   Residential Asset Securities Corp.,                                             15,073     15,092      15,073             15,092
   7.39%, 4/25/28
   Salomon Brothers Mortgage                                                    2,500,000  2,678,965   2,500,000          2,678,965
   Securities VII, 6.592%,
   12/18/33
   Saxon Asset Security Trust,                                                     21,913     22,033      21,913             22,033
   6.31%, 4/25/22
   Saxon Asset Security Trust,                                                    486,020    519,909     486,020            519,909
   7.00%, 3/25/27
   Saxon Asset Security Trust,                                                    150,000    156,920     150,000            156,920
   6.93%, 1/25/30                                                                         -----------                   -----------
   TOTAL ASSET BACKED                                                                     15,357,610                     15,357,610
   SECURITIES                                                                             -----------                   -----------

   COMMERCIAL MORTGAGE BACKED SECURITIES
   1.1%                                                                           885,025    971,669     885,025           971,669
   JP Morgan Commercial Mortgage
   Finance, 7.59%, 10/15/32
   Morgan Stanley Capital I,                                                    1,000,000  1,057,690   1,057,690         1,000,000
   7.12%, 1/15/08
   Vandelbilt Mortgage Finance,                                                   500,000    524,492     500,000            524,492
   8.29%, 12/07/30                                                                         ----------                    ----------
   TOTAL COMMERCIAL MORTGAGE BACKED                                                        2,553,851                      2,553,851
   SECURITIES                                                                              ----------                    ----------

   MORTGAGE BACKED SECURITIES
   38.4%
   15-YEAR MORTGAGE BACKED SECURITIES  12.4%
   FHLMC, 5.50%, 7/15/06                             4,370,000     4,654,985                           4,370,000          4,654,985

   FHLMC, 5.75%, 4/15/08                               320,000       343,736                             320,000            343,736
   FHLMC 5.625%, 3/15/11                             3,200,000     3,375,955                           3,200,000          3,375,955
   FHLMC, 6.00%, 6/15/11                                                        2,450,000  2,662,797   2,450,000          2,662,797
   FHLMC, 7.50%, 12/01/29                            7,620,000     7,974,787                           7,620,000          7,974,787
   FNMA, 6.00%, 5/15/11                              2,720,000     2,946,522    1,500,000  1,624,920   4,220,000          4,571,442
   FNMA, 5.50%, 1/01/14                                                           385,596    392,755     385,596            392,755
   GNMA, 7.50%, 5/15/05                                                            21,060     22,155      21,060             22,155
   GNMA, 7.50%, 8/15/05                                                            82,114     86,382      82,114             86,382
   GNMA, 7.50%, 11/15/05                                                          133,511    140,451     133,511            140,451
   GNMA, 7.50%, 12/15/05                                                          176,493    185,668     176,493            185,668
   GNMA, 7.50%, 1/15/06                                                           148,472    156,899     148,472            156,899
   GNMA, 7.50%, 3/15/06                                                            44,924     47,474      44,924             47,474
   GNMA, 7.50%, 6/15/06                                                            67,076     70,883      67,076             70,883
   GNMA, 7.50%, 12/15/06                                                          145,073    153,307     145,073            153,307
   GNMA, 7.50%, 1/15/07                                                           226,205    239,558     226,205            239,558
   GNMA, 7.50%, 2/15/07                                                            26,231     27,780      26,231             27,780
   GNMA, 7.50%, 3/15/07                                                           280,591    297,154     280,591            297,154
   GNMA, 7.50%, 4/15/07                                                           302,621    320,484     302,621            320,484
   GNMA, 7.50%, 5/15/07                                                           361,532    382,873     361,532            382,873
   GNMA, 7.50%, 6/15/07                                                           945,914  1,001,749     945,914          1,001,749
   GNMA, 7.50%, 7/15/07                                                           412,278    436,616     412,278            436,616
   GNMA, SF, 7.00%, 2/15/09                                                       290,590    308,680     290,590            308,680
                                                                    ----------                         ---------         ----------
                                                                    19,295,985                         8,558,585         27,854,570
                                                                    ----------                         ---------         ----------
   30-YEAR MORTGAGE BACKED SECURITIES  21.4%
   FHLM, 7.50%, 9/01/30                                                           593,350    621,539     593,350            621,539
   FHLM, 7.50%, 11/01/30                                                          294,554    308,548     294,554            308,548
   FHLM, 7.50%, 12/01/30                                                          132,896    139,209     132,896            139,209
   FHLM, 6.00%, 11/01/31                                                        1,000,000  1,013,750   1,000,000          1,013,750
   FNMA, 6.50%, 4/01/16                                                           888,448    924,153     888,448            924,153
   FNMA, 6.00%, 6/01/16                                                           984,907  1,012,792     984,907          1,012,792
   FNMA, 6.00%, 7/01/16                                                           491,791    505,715     491,791            505,715
   FNMA, 6.00%, 8/01/16                                                         1,000,001  1,028,313   1,000,001          1,028,313
   FNMA, 6.50%, 9/01/16                                                           543,365    565,202     543,365            565,202
   FNMA, 6.00% 11/01/16                              5,765,000       5,925,325                         5,765,000          5,925,325
   FNMA, 6.50%, 11/01/28                                                        3,488,293  3,587,491   3,488,293          3,587,491
   FNMA, 7.00%, 11/01/28                                                        2,434,242  2,537,697   2,434,242          2,537,697
   FNMA, 6.00%, 11/01/29                                                          700,000    708,313     700,000            708,313
   FNMA, 6.50%, 12/01/29                             6,467,000       6,648,852                         6,467,000          6,648,852
   FNMA, 7.50%, 12/01/30                             7,865,000       8,238,588                         7,865,000         8,238,588
   FNMA, 8.00%, 12/01/30                                                          474,252    501,705     474,252            501,705
   FNMA, 6.00%, 5/01/31                                                           494,259    500,746     494,259            500,746
   FNMA, 6.50%, 6/01/31                                                         2,649,536  2,729,353   2,649,536          2,729,353
   FNMA, 6.00%, 7/01/31                                                           499,439    505,994     499,439            505,994
   FNMA, 6.00%, 8/01/31                                                           998,903  1,012,014     998,903          1,012,014
   FNMA, 6.50%, 8/01/31                                                         1,488,402  1,533,241   1,488,402          1,533,241
   GNMA, 7.50%, 5/15/23                                                           758,389    803,595     758,389            803,595
   GNMA, 7.00%, 3/15/28                                                           376,149    393,448     376,149            393,448
   GNMA, 7.00%, 5/15/29                                                            20,395     21,327      20,395             21,327
   GNMA, 7.00%, 12/15/30                                                           35,947     37,564      35,947             37,564
   GNMA, 6.50%, 4/20/31                                                           414,378    426,763     414,378            426,763
   GNMA, SF, 7.00%, 10/15/27                                                      365,722    382,651     365,722            382,651
   GNMA, SF, 7.00%, 4/15/28                                                       389,825    407,753     389,825            407,753
   GNMA II, 6.00%, 3/20/28                                                        368,624    373,112     368,624            373,112
   GNMA II, 6.50%, 3/20/28                                                        284,123    292,622     284,123            292,622
   GNMA, SF, 7.00%, 12/01/29                         4,265,000       4,450,263                         4,265,000          4,450,263
                                                                    -----------           -----------                    ----------
                                                                    25,263,028            22,874,610                     48,137,638
                                                                    -----------           -----------                    ----------
   ADJUSTABLE RATES MORTGAGE SECURITIES  4.6%
   FHLM, ARM, 8.195%, 3/01/25                                                   1,314,298  1,369,565   1,314,298          1,369,565
   FHLM, ARM, 6.977%, 9/01/27                                                     956,060    982,446     956,060            982,446
   FNMA, ARM, 5.048%, 1/01/17                                                   1,358,186  1,387,189   1,358,186          1,387,189
   FNMA, ARM, 7.509%, 6/01/17                                                     577,731    607,426     577,731            607,426
   FNMA, ARM, 6.00%, 6/01/15                                                      261,343    267,526     261,343            267,526
   FNMA, ARM, 7.232%, 9/01/19                                                     164,631    171,648     164,631            171,648
   FNMA, ARM, 6.891%, 12/01/22                                                  1,067,621  1,098,200   1,067,621          1,098,200
   FNMA, ARM, 7.843%, 12/01/24                                                    278,429    288,834     278,429            288,834
   FNMA, ARM, 7.090%, 5/01/25                                                     730,647    756,912     730,647            756,912
   FNMA, ARM, 8.701%, 6/01/30                                                     627,441    672,146     627,441            672,146
   GNMA, ARM, 6.375%, 1/20/23                                                     442,087    451,877     442,087            451,877
   GNMA, ARM, 7.625%, 10/20/26                                                    982,313  1,022,659     982,313          1,022,659
   Prudential Home Mortgage                                                       861,176    858,181     861,176            858,181
   Securities, 7.445%, 7/25/18
   Structured Asset Securities                                                    456,440    466,685     456,440            466,685
   Corp., 7.662%, 11/15/26                                                                ----------                    -----------
                                                                                          10,401,294                     10,401,294
                                                                                          ----------                    -----------
   TOTAL MORTGAGE BACKED SECURITIES                                 -----------           41,834,489                     86,393,502
                                                                    44,559,013            ----------                    -----------
                                                                    ----------

   U.S. TREASURY 15.6%
   U.S. Treasury Bond, 7.25%, 8/15/22                4,100,000       5,238,394                         4,100,000          5,238,394
   U.S. Treasury Note, 6.75%, 5/15/05                6,000,000       6,708,516                         6,000,000          6,708,516
   U.S. Treasury Note, 4.625%, 5/15/06               1,385,000       1,449,490                         1,385,000          1,449,490
   U.S. Treasury Note, 7.00%, 7/15/06                8,575,000       9,831,778                         8,575,000          9,831,778
   U.S. Treasury Note, 6.50%, 2/15/10                9,870,000      11,457,678                         9,870,000         11,457,678
   U. S Treasury Note, 5.00%, 8/15/11                  475,000         502,740                           475,000            502,740
                                                                    -----------                                         -----------
   TOTAL U.S. TREASURY                                              35,188,596                                           35,188,596
                                                                    -----------                                         -----------

   OTHER GOVERNMENT AND U.S. AGENCIES  .2%
   FNMA, 6.50%, 4/29/09
                                                                                  500,000    510,738     500,000            510,738
                                                                                            ----------

   FOREIGN GOVERNMENT SECURITIES .5%
   Federation of Russia, Reg S,                                                    70,000     64,356      70,000             64,356
   10.00%, 6/26/07
   Republic of Brazil, 11.00%,  8/17/40                                           575,000    379,494     575,000            379,494
   Republic of Bulgaria, A, FRN,                                                   60,000     47,250      60,000             47,250
   4.563%, 7/28/24
   Republic of Turkey, 12.375%,                                                    50,000     47,063      50,000             47,063
   6/15/09
   United Mexican States,
   9.875%, 2/01/10                                                                450,000    498,375     450,000            498,375
                                                                                           -----------                  -----------
   TOTAL FOREIGN GOVERNMENT                                                                1,036,538                      1,036,538
   SECURITIES                                                                              -----------                  -----------


   ZERO COUPON BONDS  .1%
   Charter Communications                                                         200,000    141,500     200,000            141,500
   Holdings LLC, senior disc.
   note, zero cpn. to 4/01/04,
   9.92% thereafter, 4/01/11
   Huntsman ICI Chemicals,                                                        300,000     63,750     300,000             63,750
   senior disc. note, zero cpn.,
   12/31/09
   NTL Inc., senior note, zero                                                    250,000     95,000     250,000             95,000
   cpn. to 4/01/03, 9.75%                                                                    --------                     ---------
   thereafter, 4/01/08
   TOTAL ZERO COUPON BONDS                                                                   300,250                        300,250
                                                                                             --------                     ---------
   PREFERRED STOCKS  1.0%                              SHARES
                                                    ----------
   Centaur Funding Corp., 9.08%,                         1,989       2,258,138                             1,989          2,258,138
   pfd., 144A                                                        ---------                                            ---------

   TOTAL LONG TERM INVESTMENTS (COST                               -------------             ----------                 -----------
   $223,187,889)                                                   138,856,541                88,372,199                227,228,740
                                                                   -------------             ----------                 -----------

   SHORT TERM INVESTMENTS 16.8%
   INDUSTRIAL SERVICES
   Deere John Owner Trust,                                                         65,885     66,248       65,885            66,248
   5.94%, 10/15/02                                                                           ----------                 -----------

 a/MONEY FUND  5.0%                                                               SHARES                  SHARES
                                                                                 ---------                --------
   Franklin Institutional Fiduciary Trust Money                                11,142,372 11,142,372      11,142,372     11,142,272
   Market Portfolio                                                                       ------------                  -----------


   U.S. AND GOVERNMENT AGENCIES     PRINCIPAL                        PRINCIPAL                         PRINCIPAL
   11.8%                            AMOUNT                            AMOUNT                            AMOUNT
                                    ----------                       ----------                       ----------
                                                                     200,000         199,830           200,000           198,830
   U.S. Treasury Bill, 11/15/01
   FHLB, 11/02/01                 13,500,000        13,499,137                                      13,500,000        13,499,137
   FHLB, 11/02/01                  2,540,000         2,539,836                                       2,540,000         2,539,836
   FHLB, 11/06/01                 10,180,000        10,176,691                    -----------       10,180,000        10,176,691
                                                    ----------                                                        ----------
                                                    26,215,664                       199,830                          26,415,494
                                                    ----------                    -----------                         ----------
TOTAL SHORT TERM INVESTMENTS (COST                  26,215,664                    11,408,450                          37,624,114
$37,623,831)                                        ----------                    -----------                         -----------
   TOTAL INVESTMENTS (COST $260,811,720)
   117.8%                                          165,072,205                    99,780,649                         264,852,854
   OTHER ASSETS LESS LIABILITIES                   (31,769,872)                   (8,168,592)                       (39,956,866)
   (17.8)%                                         ------------                  ------------                       ------------
   TOTAL NET ASSETS 100.0%                        $133,302,333                  $ 91,612,057                     $ $224,895,988
                                                  --------------                 ------------                     --------------

 a/ The Franklin Institutional Fiduciary Trust Money Market Portfolio (the "Sweep Money Fund") is managed by Franklin Advisers Inc.



                                  See notes to financial
                                   statements










FRANKLIN TOTAL RETURN FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
(UNAUDITED)
OCTOBER 31, 2001                                                                                                  FRANKLIN
                                                                                                                TOTAL RETURN
                                                             FRANKLIN                                               FUND
                                        FTI                 TOTAL RETURN                PROFORMA                 PRO FORMA
                                      BOND FUND                FUND                   ADJUSTMENTS**               COMBINED
                                    --------------         -------------             ---------------            -------------
Assets:
 Investments in securities:
    Cost                             $162,808,564           $98,003,156                                          260,811,720
                                    --------------         -------------                                        -------------
    Value                             165,072,205            99,780,649                                          264,852,854
Cash                                      339,056                     -                                              339,056
 Receivables:
    Investment securities sold                  -               183,854                                              183,854
    Dividends and interest              1,643,705             1,026,312                                            2,670,017
Variation Margin                                -                67,812                                               67,812
 Other assets                                   -                     -                          -                         -
                                    -------------          -------------             ---------------            ------------
       Total assets                   167,054,966           101,058,627                          -               268,113,593
                                    -------------          -------------             ---------------            ------------

Liabilities:
 Payables:
    Capital shares redeemed                    -              1,667,349                                            1,667,349
    Affiliates                           108,192                 31,960                                              140,152
    Shareholders                         526,478                  1,885                                              528,363
Investment securities purchased
                                      33,043,784              7,744,315                                           40,788,099
Other liabilities                         74,179                  1,061                     18,402                    93,642
                                    -------------          -------------             --------------             ------------
    Total liabilities                 33,752,633              9,446,570                     18,402                43,217,605
                                    -------------          --------------            --------------             ------------
      Net assets, at value          $133,302,333            $91,612,057                   $(18,402)             $224,895,988

Net assets consist of:
  Undistributed net investment            $5,974               $(48,798)                  $(18,402)                $(61,226)
income (loss)
  Net unrealized appreciation          2,263,641              1,989,822                                            4,253,463
  Accumulated net realized gain
(loss)                                 1,090,021             (1,422,682)                                           (332,661)
  Capital shares
                                     129,942,696             91,093,715                                          221,036,411
                                    -------------          -------------             --------------             ------------
      Net assets, at value          $133,302,333            $91,612,057                   $(18,402)             $224,895,988
                                    -------------          -------------             --------------             ------------

Class A:
  Net assets, at value                                      $68,288,203                   $(6,861)                68,281,342
                                                           -------------              -------------             ------------
  Shares outstanding                                          6,869,109                                            6,869,109
                                                           -------------                                        ------------
   Net asset value per share                                      $9.94                                                $9.94
                                                           -------------                                        ------------
  Maximum offering price per share                               $10.38                                               $10.38
                                                           -------------                                        ------------
Advisor Class
  Net assets, at value               133,302,333             23,323,854                  $(11,541)              $156,614,646
                                    -------------          -------------             ------------               ------------
  Shares outstanding                  13,317,034              2,342,857                13,389,157                 15,732,014
                                    -------------          -------------             -------------              ------------
  Net asset value and maximum             $10.01                  $9.96                     $9.96                      $9.96
offering price per share            -------------          -------------             -------------              ------------


*Redemption price per share is equal to net asset value less any applicable sales charge. **Other Liabilities were adjusted to reflect $9,201 and $9,201 in merger related liabilities for the acquiring and target funds, respectively.



         See accompanying notes to pro forma combining financial statements.









FRANKLIN TOTAL RETURN FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF
OPERATIONS (UNAUDITED)
FOR THE YEAR ENDED OCTOBER 31, 2001




                                                            FRANKLIN                                     FRANKLIN TOTAL
                                                          TOTAL RETURN               PROFORMA               RETURN FUND
                                       FTI BOND FUND         FUND                    ADJUSTMENTS         PROFORMA COMBINED
                                       -------------      -------------          ----------------        -----------------
Investment income:
   Dividends                              $161,518           $304,522                                       $466,040
   Interest                              8,010,623          4,007,839                                     12,018,462
                                       -------------      -------------                                   ----------------
    Total investment income              8,172,141          4,312,361                                     12,484,502
                                       -------------      -------------                                   ----------------

Expenses:
   Management fees                         634,711            245,376               (95,207)/a               784,880
   Administrative fees                     221,932            126,547                32,288/b                380,767
   Distribution Fees Class A
                                                -             114,583                                        114,583
   Transfer agent fees                      18,352             33,780               (17,922)/c                34,210
   Custodian fees                           30,943                642               (30,050)/d                 1,535
   Reports to shareholders                   9,411              5,789                                         15,200
   Registration and filing fees             20,127             29,918                                         50,045
   Professional fees                        57,096             10,940                                         68,036
   Trustees' fees and expenses              13,368              3,465                                         16,833
   Other                                     4,794             10,313                                         15,107
                                       -------------      -------------          ----------------        -----------------
    Total expenses                       1,010,734            581,353              (110,891)               1,481,197
                                       -------------      -------------          ----------------        -----------------
     Expenses waived/paid by affiliate     (64,497)          (308,098)             (542,309)/e              (914,904)
                                       -------------      -------------          ----------------        -----------------
       Net expenses                        946,237            273,255              (653,200)                 566,293
                                       -------------      -------------          ----------------        -----------------
           Net investment income         7,225,903          4,039,106               653,200               11,918,209
                                       -------------      -------------          ----------------        -----------------
Realized and unrealized gains:
   Net realized gain from:
      Investments                        4,761,422           582,382                                       5,343,804
      Foreign currency transactions              -           129,490                                         129,490
                                        -------------     -------------          ----------------
       Net realized gain                 4,761,422           711,872                                       5,473,294
   Net unrealized appreciation on:
      Investments                        3,341,959         2,221,107                                       5,563,066
      Translation of assets and
liabilities denominated in foreign               -                -                                                -
currencies
                                       --------------     -------------          ----------------         ----------------
   Net unrealized appreciation           3,341,959          2,221,107                                      5,563,066
                                       --------------     -------------                                   ----------------
Net realized and unrealized gain         8,103,382          2,932,979                                     11,036,361
                                       --------------     -------------          ----------------         ----------------
 Net increase in net assets resulting
from operations                        $15,329,285         $6,972,085               653,200              $22,954,570
                                       ==============     ==============        ================        =================

a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjustment for difference in Administrative fee schedule.
c - Pro Forma adjustment for difference in transfer agency fees d - Pro Forma adjustment for difference in custodian fees e- Pro Forma adjustment for difference in expense waiver for Franklin Total Return.

       See accompanying notes to pro forma combining financial statements.





NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.    BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the FTI Bond Fund, and the Franklin Total Return Fund, the Franklin Total Return Fund will acquire all the net assets of FTI Bond Fund in exchange for the Advisor Class shares of Franklin Total Return Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the FTI Bond Fund and the Franklin Total Return Fund at October 31, 2001 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the FTI Bond Fund and Franklin Total Return Fund for the period November 1, 2000 to October 31, 2001 as though the merger occurred on November 1, 2000. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The Franklin Total Return Fund does not intend to dispose of the securities of the FTI Bond Fund as a result of the merger. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.    CAPITAL SHARES:

The number of Advisor Class shares issued was calculated by dividing the net assets of the FTI Bond Fund at October 31, 2001 by the Advisor Class net asset value per share of the Franklin Total Return Fund at October 31, 2001.










                       FRANKLIN INVESTORS SECURITIES TRUST
                                FILE NO. 33-11444

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15.    INDEMNIFICATION
            ------------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 10(p), 12(a), 14(a) and 14(b):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a)     Agreement and Declaration of Trust dated December 16, 1986
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (b) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (c) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (d) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
                    Filing: Post-Effective Amendment No. 22 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: February 26, 1998

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)     By-Laws
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

            (b)     Amendment to By-Laws dated January 18, 1994
                    Filing: Post-Effective Amendment No. 15 to
                    Registration Statement on Form N-1A
                    File No. 33-11444
                    Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) The Agreement and Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between the Registrant and Franklin Advisers, Inc. dated April 15, 1987
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (b) Administration Agreement between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (c) Amendment dated August 1, 1995 to the Administration Agreement between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
                  Filing: Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (d) Investment Advisory Agreement between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (e) Franklin Total Return Fund Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC dated January 1, 2001
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (f) Investment Advisory Agreement between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisors Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Global Custody Agreement between The Chase Manhattan Bank, N.A. and Franklin Investors Securities Trust, on behalf of Franklin Global Government Income Fund, dated July 28, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

           (b) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

            (c) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: December 29, 1998

            (d) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: February 27, 2001

            (e) Amendment dated March 28, 2001, to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (f) Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (g) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (h) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
                  File No. 33-31326
                  Filing Date: March 8, 1996

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Distribution Plan between the Registrant, on behalf of Franklin Short-Intermediate U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (b) Distribution Plan between the Registrant, on behalf of Franklin Convertible Securities Fund, and
                  Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (c) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (d) Distribution Plan between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (e) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible
                  Securities Fund and Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (f) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (g) Distribution Plan between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

            (h) Class A Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (i) Class B Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (j) Class C Distribution Plan between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (k) Class R Distribution Plan Pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated January 1, 2002
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (l) Multiple Class Plan for Franklin Short-Intermediate U.S. Government Securities Fund dated June 18, 1996
                  Filing: Post-Effective Amendment No. 20 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 31, 1996

            (m) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
                  Filing: Post-Effective Amendment No. 21 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 1997

            (n) Multiple Class Plan for Franklin Equity Income Fund dated March 19, 1998
                  Filing: Post-Effective Amendment No. 25 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

            (o) Multiple Class Plan For Franklin Floating Rate Daily Access Fund dated April 17, 2001
                  Filing: Post-Effective Amendment No. 30 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 20, 2001

            (p) Multiple Class Plan for Franklin Total Return Fund dated December 13, 2001

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel dated December 14, 1998
                  Filing: Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (b) Fund Administration Agreement between the Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 15, 2001

            (c) Fund Administration Agreement between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

      (15)  All financial statements omitted pursuant to Items 14(a)(1);

            Not Applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)   Power of Attorney for Franklin Investors Securities Trust dated
                  February 15, 2000
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 28, 2000

      (17)  Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 17th day of January, 2002.

                                FRANKLIN INVESTORS SECURITIES TRUST
                                  (Registrant)

                                By: /s/David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*                      Principal Executive Officer
-------------------                      and Trustee
Edward B. Jamieson                       Dated: January 17, 2002

MARTIN L. FLANAGAN*                      Principal Financial Officer
-------------------                      Dated: January 17, 2002
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*                 Principal Accounting Officer
------------------------                 Dated: January 17, 2002
Kimberley H. Monasterio

FRANK H. ABBOTT, III*                    Trustee
---------------------                    Dated: January 17, 2002
Frank H. Abbott, III

HARRIS J. ASHTON*                        Trustee
-----------------                        Dated: January 17, 2002
Harris J. Ashton

S. JOSEPH FORTUNATO*                     Trustee
--------------------                     Dated: January 17, 2002
S. Joseph Fortunato

EDITH E. HOLIDAY*                        Trustee
-----------------                        Dated: January 17, 2002
Edith E. Holiday

CHARLES B. JOHNSON*                      Trustee
-------------------                      Dated: January 17, 2002
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                  Trustee
-----------------------                  Dated: January 17, 2002
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                       Trustee
------------------                       Dated: January 17, 2002
Frank W.T. LaHaye

GORDON S. MACKLIN*                       Trustee
------------------                       Dated: January 17, 2002
Gordon S. Macklin


*By:  /s/David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                       FRANKLIN INVESTORS SECURITIES TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.(10)(p)          Multiple Class Plan for Franklin Total Return Fund dated
                       December 13, 2001

EX-99.(12)(a)          Form of Opinion and Consent of Counsel Supporting Tax
                       Matters and Consequences to Shareholders

EX-99.(14)(a)          Consent of Auditors, PricewaterhouseCoopers LLP